Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Communication Services - 6.5%
61,336	Alphabet, Inc. - Class C*	71,966,142
636,543	Electronic Arts, Inc.*	64,691,865
		136,658,007
Consumer Discretionary - 11.7%
257,537	Alibaba Group Holding, Ltd. ADR*	46,987,626
51,778	Amazon.com, Inc.*	92,203,673
30,330	Booking Holdings, Inc.*	52,923,120
1,038,579	TJX Companies, Inc.	55,262,789
		247,377,208
Consumer Staples - 7.3%
854,403	Brown-Forman Corp.	45,095,390
202,448	Costco Wholesale Corp.	49,020,759
365,459	Estee Lauder Companies, Inc.	60,501,738
		154,617,887
Health Care - 20.0%
542,018	Danaher Corp.	71,557,216
424,237	DexCom, Inc.*	50,526,627
288,243	Edwards Lifesciences Corp.*	55,149,533
136,671	Intuitive Surgical, Inc.*	77,981,739
290,877	Thermo Fisher Scientific, Inc.	79,618,853
885,727	Zoetis, Inc.	89,166,137
		424,000,105
Industrials - 11.6%
795,243	BWX Technologies, Inc.	39,428,148
287,716	Cintas Corp.	58,150,281
815,510	Fortive Corp.	68,413,134
233,906	Roper Technologies, Inc.	79,988,835
		245,980,398
Information Technology - 33.3%
226,756	Adobe, Inc.*	60,428,206
610,203	Amphenol Corp.	57,627,571
367,190	Autodesk, Inc.*	57,215,546
119,437	FleetCor Technologies, Inc.*	29,451,970
1,497,359	Genpact, Ltd.	52,677,090
328,489	Intuit, Inc.	85,870,310
676,802	Microsoft Corp.	79,822,028
452,233	NXP Semiconductors NV	39,972,875
826,122	PayPal Holdings, Inc.*	85,784,508
421,452	salesforce.com, Inc.*	66,745,353
566,928	Visa, Inc.	88,548,484
		704,143,941
Materials - 3.0%
149,465	Sherwin-Williams Co.	64,376,070
Total Common Stocks (Cost $1,049,744,766)		1,977,153,616

Real Estate Investment Trusts - 3.7%
386,758	SBA Communications Corp.*	77,220,102
Total Real Estate Investment Trusts (Cost $35,919,348)		77,220,102

Short-Term Investments - 2.8%
Money Market Funds - 2.8%
59,891,197	First American Government Obligations Fund - Class Z, 2.32%#	59,891,197
Total Short-Term Investments (Cost $59,891,197)		59,891,197
Total Investments - 99.9% (Cost $1,145,555,311)		2,114,264,915
Other Assets in Excess of Liabilities - 0.1%		2,227,100
NET ASSETS - 100.0%		$2,116,492,015

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$1,977,153,616	$-	$-
Real Estate Investment Trusts	$77,220,102	$-	$-
Short-Term Investments	$59,891,197	$-	$-
Total Investments	$2,114,264,915	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.9%
Communication Services - 9.9%
5,631	Alphabet, Inc. - Class A*	6,627,068
13,724	Alphabet, Inc. - Class C*	16,102,506
100,082	Facebook, Inc.*	16,682,668
57,561	Walt Disney Co.	6,390,998
		45,803,240
Consumer Discretionary - 14.5%
66,543	Alibaba Group Holding, Ltd. ADR*	12,140,770
2,831	Amazon.com, Inc.*	5,041,303
7,646	Booking Holdings, Inc.*	13,341,582
214,901	CarMax, Inc.*	15,000,090
158,887	Lowe's Companies, Inc.	17,393,360
80,351	TJX Companies, Inc.	4,275,477
		67,192,582
Consumer Staples - 3.3%
230,720	Conagra Brands, Inc.	6,400,173
437,740	Nomad Foods, Ltd.*	8,951,783
		15,351,956
Energy - 4.7%
65,034	Cimarex Energy Co.	4,545,877
514,851	Kinder Morgan, Inc.	10,302,168
221,345	Suncor Energy, Inc.	7,178,218
		22,026,263
Financials - 20.8%
78,002	Ameriprise Financial, Inc.	9,992,056
392,647	Bank of America Corp.	10,833,131
97,712	Berkshire Hathaway, Inc.*	19,629,364
287,594	Charles Schwab Corp.	12,297,519
137,660	JPMorgan Chase & Co.	13,935,322
272,692	KKR & Co., Inc.	6,405,535
577,223	Regions Financial Corp.	8,167,705
34,601	T. Rowe Price Group, Inc.	3,464,252
247,514	Wells Fargo & Co.	11,959,877
		96,684,761
Health Care - 9.2%
31,906	Anthem, Inc.	9,156,384
86,474	Edwards Lifesciences Corp.*	16,545,071
50,819	Merck & Co., Inc.	4,226,616
51,093	UnitedHealth Group, Inc.	12,633,255
		42,561,326
Industrials - 6.1%
67,898	Canadian National Railway Co.	6,075,513
121,999	Delta Air Lines, Inc.	6,301,248
28,599	General Dynamics Corp.	4,841,239
38,504	United Rentals, Inc.*	4,399,082
51,157	United Technologies Corp.	6,593,626
		28,210,708

Information Technology - 26.1%
56,547	Accenture PLC	9,953,403
80,622	Apple, Inc.	15,314,149
23,322	Broadcom, Inc.	7,013,159
107,125	MasterCard, Inc.	25,222,581
158,249	Microsoft Corp.	18,663,887
98,171	PayPal Holdings, Inc.*	10,194,077
116,078	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,754,555
192,745	Visa, Inc.	30,104,841
		121,220,652
Materials - 1.3%
115,652	DowDuPont, Inc.	6,165,408
Total Common Stocks (Cost $258,699,541)		445,216,896

Real Estate Investment Trusts - 2.5%
39,605	Crown Castle International Corp.	5,069,440
34,038	SBA Communications Corp.*	6,796,027
Total Real Estate Investment Trusts (Cost $8,223,506)		11,865,467

Short-Term Investments - 1.6%
Money Market Funds - 1.6%
7,384,613	First American Government Obligations Fund - Class Z, 2.32%#	7,384,613
Total Short-Term Investments (Cost $7,384,613)		7,384,613
Total Investments - 100.0% (Cost $274,307,660)		464,466,976
Liabilities in Excess of Other Assets - (0.0)%		(51,648)
NET ASSETS - 100.0%		$464,415,328

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$445,216,896	$-	$-
Real Estate Investment Trusts	$11,865,467	$-	$-
Short-Term Investments	$7,384,613	$-	$-
Total Investments	$464,466,976	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.4%
Communication Services - 2.1%
46,133	Comcast Corp.	1,844,397
Consumer Discretionary - 11.6%
19,804	Best Buy Co., Inc.	1,407,272
17,418	Hasbro, Inc.	1,480,878
6,929	Home Depot, Inc.	1,329,606
11,770	Lowe's Companies, Inc.	1,288,462
13,700	McDonald's Corp.	2,601,630
10,384	Tiffany & Co.	1,096,031
12,191	V.F. Corp.	1,059,520
		10,263,399
Consumer Staples - 8.2%
24,067	Altria Group, Inc.	1,382,168
47,133	Coca-Cola Co.	2,208,652
17,313	Philip Morris International, Inc.	1,530,296
37,433	Unilever NV ADR	2,181,970
		7,303,086
Energy - 6.2%
109,878	Kinder Morgan, Inc.	2,198,659
22,611	Occidental Petroleum Corp.	1,496,848
56,799	Suncor Energy, Inc.	1,841,992
		5,537,499
Financials - 14.3%
14,805	Ameriprise Financial, Inc.	1,896,520
65,025	Bank of America Corp.	1,794,040
23,611	Cincinnati Financial Corp.	2,028,185
13,477	Erie Indemnity Co.	2,405,914
26,172	JPMorgan Chase & Co.	2,649,391
39,152	Wells Fargo & Co.	1,891,825
		12,665,875
Health Care - 14.8%
13,396	AbbVie, Inc.	1,079,584
12,560	Gilead Sciences, Inc.	816,526
18,348	Johnson & Johnson	2,564,867
22,428	Medtronic PLC	2,042,742
45,555	Merck & Co., Inc.	3,788,809
30,153	Novartis AG ADR	2,898,909
		13,191,437
Industrials - 6.1%
7,718	General Dynamics Corp.	1,306,503
51,519	Healthcare Services Group, Inc.	1,699,612
18,874	United Technologies Corp.	2,432,670
		5,438,785
Information Technology - 23.2%
13,682	Accenture PLC	2,408,306
19,436	Apple, Inc.	3,691,868
19,769	Automatic Data Processing, Inc.	3,157,900
6,841	Broadcom, Inc.	2,057,157
77,059	Cisco Systems, Inc.	4,160,415
43,958	Microsoft Corp.	5,184,407
		20,660,053

Materials - 3.9%
29,417	DowDuPont, Inc.	1,568,220
10,648	Linde PLC	1,873,303
		3,441,523
Total Common Stocks (Cost $47,472,390)		80,346,054

Real Estate Investment Trusts - 7.4%
11,191	American Tower Corp.	2,205,299
33,627	W.P. Carey, Inc.	2,634,003
66,183	Weyerhaeuser Co.	1,743,260
Total Real Estate Investment Trusts (Cost $4,765,927)		6,582,562

Short-Term Investments - 2.5%
Money Market Funds - 2.5%
2,176,059	First American Government Obligations Fund - Class Z, 2.32%#	2,176,059
Total Short-Term Investments (Cost $2,176,059)		2,176,059
Total Investments - 100.3% (Cost $54,414,376)		89,104,675
Liabilities in Excess of Other Assets - (0.3)%		(241,404)
NET ASSETS - 100.0%		$88,863,271

ADR - American Depositary Receipt
# Variable rate security. Rate disclosed is as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$80,346,054	$-	$-
Real Estate Investment Trusts	$6,582,562	$-	$-
Short-Term Investments	$2,176,059	$-	$-
Total Investments	$89,104,675	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Communication Services - 4.0%
36,940	Alphabet, Inc. - Class A*	43,474,316
Consumer Discretionary - 13.4%
26,914	Amazon.com, Inc.*	47,927,105
316,102	Aptiv PLC	25,126,948
105,807	Home Depot, Inc.	20,303,305
225,863	Marriott International, Inc.	28,253,203
487,346	TJX Companies, Inc.	25,931,681
		147,542,242
Consumer Staples - 2.2%
413,730	Unilever NV ADR	24,116,322
Health Care - 23.4%
394,468	Danaher Corp.	52,077,665
149,871	Edwards Lifesciences Corp.*	28,674,819
97,364	IDEXX Laboratories, Inc.*	21,770,590
89,184	Illumina, Inc.*	27,708,577
40,370	Mettler-Toledo International, Inc.*	29,187,510
159,370	Thermo Fisher Scientific, Inc.	43,622,756
149,871	UnitedHealth Group, Inc.	37,057,104
156,996	West Pharmaceutical Services, Inc.	17,300,959
		257,399,980
Industrials - 13.3%
454,100	A.O. Smith Corp.	24,212,612
369,665	Fortive Corp.	31,011,197
288,925	J.B. Hunt Transport Services, Inc.	29,265,213
186,548	Nordson Corp.	24,721,341
281,801	Verisk Analytics, Inc.	37,479,533
		146,689,896
Information Technology - 30.7%
115,306	Adobe, Inc.*	30,727,896
232,987	Aspen Technology, Inc.*	24,291,225
184,173	Autodesk, Inc.*	28,697,837
175,993	Intuit, Inc.	46,006,330
1,665,737	Marvell Technology Group, Ltd.	33,131,509
456,475	Microsoft Corp.	53,836,661
198,421	Monolithic Power Systems, Inc.	26,884,061
154,005	salesforce.com, Inc.*	24,389,772
110,557	Tyler Technologies, Inc.*	22,597,851
297,104	Visa, Inc.	46,404,674
		336,967,816
Materials - 6.4%
544,339	Ball Corp.	31,495,454
219,794	Ecolab, Inc.	38,802,433
		70,297,887
Total Common Stocks (Cost $744,291,492)		1,026,488,459

Real Estate Investment Trusts - 4.6%
256,734	American Tower Corp.	50,592,002
Total Real Estate Investment Trusts (Cost $31,415,917)		50,592,002

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
29,720,282	First American Government Obligations Fund - Class Z, 2.32%#	29,720,282
Total Short-Term Investments (Cost $29,720,282)		29,720,282
Total Investments - 100.7% (Cost $805,427,691)		1,106,800,743
Liabilities in Excess of Other Assets - (0.7)%		(7,835,021)
NET ASSETS - 100.0%		$1,098,965,722

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$1,026,488,459	$-	$-
Real Estate Investment Trusts	$50,592,002	$-	$-
Short-Term Investments	$29,720,282	$-	$-
Total Investments	$1,106,800,743	$-	$-

Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.4%
Communication Services - 5.5%
9,216	Electronic Arts, Inc.*	936,622
4,887	Liberty Broadband Corp.*	447,845
7,540	Liberty SiriusXM*	287,877
6,703	Match Group, Inc.	379,457
		2,051,801
Consumer Discretionary - 13.4%
8,343	Aptiv PLC	663,185
4,695	Bright Horizons Family Solutions, Inc.*	596,781
4,713	CarMax, Inc.*	328,967
12,201	Ctrip.com International, Ltd. ADR*	533,062
6,772	Etsy, Inc.*	455,214
6,633	Marriott International, Inc.	829,722
19,445	National Vision Holdings, Inc.*	611,156
6,860	Ross Stores, Inc.	638,667
6,388	Six Flags Entertainment Corp.	315,248
		4,972,002
Consumer Staples - 2.6%
4,940	Brown-Forman Corp.	260,733
6,441	Calavo Growers, Inc.	540,078
2,356	Church & Dwight Co., Inc.	167,818
		968,629
Financials - 2.3%
17,193	KKR & Co., Inc.	403,864
8,448	Webster Financial Corp.	428,060
		831,924
Health Care - 17.2%
2,374	Agios Pharmaceuticals, Inc.*	160,103
3,665	Biohaven Pharmaceutical Holding Co., Ltd.*	188,638
28,434	Catalent, Inc.*	1,154,136
4,695	Charles River Laboratories International, Inc.*	681,949
1,728	Cooper Companies, Inc.	511,782
11,730	Covetrus, Inc.*	373,614
2,863	DexCom, Inc.*	340,983
4,381	Edwards Lifesciences Corp.*	838,217
2,112	Global Blood Therapeutics, Inc.*	111,788
5,167	Henry Schein, Inc.*	310,588
9,810	Integra LifeSciences Holdings Corp.*	546,613
3,020	Neurocrine Biosciences, Inc.*	266,061
2,915	Teleflex, Inc.	880,796
		6,365,268
Industrials - 19.7%
3,491	A.O. Smith Corp.	186,140
7,924	Allegion PLC	718,786
8,169	BWX Technologies, Inc.	405,019
2,688	Cintas Corp.	543,272
4,486	HEICO Corp.	425,587

4,713	Hexcel Corp.	325,951
2,880	IDEX Corp.	437,011
3,159	J.B. Hunt Transport Services, Inc.	319,975
7,610	KAR Auction Services, Inc.	390,469
10,089	SiteOne Landscape Supply, Inc.*	576,586
12,916	TransUnion	863,305
16,250	Waste Connections, Inc.	1,439,588
6,772	Woodward, Inc.	642,595
		7,274,284
Information Technology - 29.8%
4,660	Amphenol Corp.	440,090
3,770	Aspen Technology, Inc.*	393,060
5,062	Autodesk, Inc.*	788,761
12,253	Black Knight, Inc.*	667,789
8,326	Booz Allen Hamilton Holding Corp.	484,074
4,294	Broadridge Financial Solutions, Inc.	445,245
1,519	Fair Isaac Corp.*	412,606
27,526	Genpact, Ltd.	968,365
9,984	GoDaddy, Inc.*	750,697
4,957	Guidewire Software, Inc.*	481,622
2,985	Intuit, Inc.	780,309
2,671	Jack Henry & Associates, Inc.	370,575
1,885	Littelfuse, Inc.	343,975
28,765	Marvell Technology Group, Ltd.	572,136
21,015	Mimecast, Ltd.*	995,059
5,603	NXP Semiconductors NV	495,249
2,234	ServiceNow, Inc.*	550,659
1,676	WEX, Inc.*	321,775
6,772	Worldpay, Inc.*	768,621
		11,030,667
Materials - 4.9%
20,125	Ball Corp.	1,164,432
3,683	Ecolab, Inc.	650,197
		1,814,629
Total Common Stocks (Cost $31,170,523)		35,309,204

Real Estate Investment Trusts - 2.2%
4,015	SBA Communications Corp.*	801,635
Total Real Estate Investment Trusts (Cost $657,444)		801,635

Short-Term Investments - 4.9%
Money Market Funds - 4.9%
1,816,491	First American Government Obligations Fund - Class Z, 2.32%#	1,816,491
Total Short-Term Investments (Cost $1,816,491)		1,816,491
Total Investments - 102.5% (Cost $33,644,458)		37,927,330
Liabilities in Excess of Other Assets - (2.5)%		(927,910)
NET ASSETS - 100.0%		$36,999,420

* Non-Income Producing
ADR - American Depositary Receipt
# Variable rate security. Rate disclosed is as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$35,309,204	$-	$-
Real Estate Investment Trusts	$801,635	$-	$-
Short-Term Investments	$1,816,491	$-	$-
Total Investments	$37,927,330	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.9%
Communication Services - 3.7%
93,354	Cogent Communications Holdings, Inc.	5,064,455
512,903	GCI Liberty, Inc.*	28,522,536
2,357,140	Zynga, Inc.*	12,563,556
		46,150,547
Consumer Discretionary - 18.5%
374,806	Bright Horizons Family Solutions, Inc.*	47,641,591
501,924	Carrols Restaurant Group, Inc.*	5,004,182
547,383	Chegg, Inc.*	20,866,240
335,234	Choice Hotels International, Inc.	26,061,091
545,630	Clarus Corp.	6,989,520
92,212	Core-Mark Holding Co., Inc.	3,423,832
574,793	Despegar.com Corp.*	8,564,416
327,646	Etsy, Inc.*	22,024,364
295,167	Habit Restaurants, Inc.*	3,193,707
627,003	Hudson, Ltd.*	8,621,291
533,607	Lindblad Expeditions Holdings, Inc.*	8,137,507
733,976	MakeMyTrip, Ltd.*	20,257,738
625,933	National Vision Holdings, Inc.*	19,673,074
236,744	Stitch Fix, Inc.*	6,683,283
395,639	TopBuild Corp.*	25,645,320
		232,787,156
Consumer Staples - 3.6%
238,799	Calavo Growers, Inc.	20,023,296
108,201	Casey's General Stores, Inc.	13,933,043
477,192	Hain Celestial Group, Inc.*	11,032,679
12,737	PriceSmart, Inc.	749,954
		45,738,972
Energy - 0.8%
299,658	Cactus, Inc.*	10,667,825
Financials - 4.9%
572,215	Ares Management Corp.	13,281,110
160,679	BankUnited, Inc.	5,366,679
165,637	ConnectOne Bancorp, Inc.	3,263,049
217,951	Hamilton Lane, Inc.	9,498,304
196,820	Prosperity Bancshares, Inc.	13,592,389
318,830	Webster Financial Corp.	16,155,116
		61,156,647
Health Care - 16.2%
129,475	Acceleron Pharma, Inc.*	6,029,651
114,572	Agios Pharmaceuticals, Inc.*	7,726,736
43,216	AnaptysBio, Inc.*	3,156,929
354,105	Array BioPharma, Inc.*	8,633,080
200,796	Biohaven Pharmaceutical Holding Co. Ltd.*	10,334,970
79,372	Blueprint Medicines Corp.*	6,353,729
823,954	Catalent, Inc.*	33,444,293
268,135	Charles River Laboratories International, Inc.*	38,946,609
191,779	Coherus BioSciences, Inc.*	2,615,865
540,587	Covetrus, Inc.*	17,217,702
129,221	Global Blood Therapeutics, Inc.*	6,839,667
89,572	HealthEquity, Inc.*	6,626,537
122,343	Henry Schein, Inc.*	7,354,038
419,091	Integra LifeSciences Holdings Corp.*	23,351,750
761,406	NeoGenomics, Inc.*	15,578,367
118,245	Neurocrine Biosciences, Inc.*	10,417,384
		204,627,307

Industrials - 16.4%
422,558	BWX Technologies, Inc.	20,950,426
156,295	ESCO Technologies, Inc.	10,476,454
189,438	Healthcare Services Group, Inc.	6,249,560
161,736	HEICO Corp.	15,343,894
290,714	Hexcel Corp.	20,105,780
85,319	IDEX Corp.	12,946,305
132,484	John Bean Technologies Corp.	12,173,955
466,072	Knight-Swift Transportation Holdings, Inc.	15,231,233
123,588	Mercury Systems, Inc.*	7,919,519
334,418	SiteOne Landscape Supply, Inc.*	19,111,989
564,858	Waste Connections, Inc.	50,040,770
170,643	Woodward, Inc.	16,192,314
		206,742,199
Information Technology - 25.8%
236,342	2U, Inc.*	16,744,831
57,520	AppFolio, Inc.*	4,567,088
225,386	Aspen Technology, Inc.*	23,498,744
91,758	Blackbaud, Inc.	7,315,865
280,419	BlackLine, Inc.*	12,989,008
61,304	Broadridge Financial Solutions, Inc.	6,356,612
142,629	CoreLogic, Inc.*	5,314,356
34,075	Coupa Software, Inc.*	3,100,143
49,541	Envestnet, Inc.*	3,239,486
898,633	EVO Payments, Inc.*	26,105,289
62,322	Fair Isaac Corp.*	16,928,525
1,167,789	Genpact, Ltd.	41,082,817
171,681	Guidewire Software, Inc.*	16,680,526
89,405	Littelfuse, Inc.	16,314,624
290,691	Marvell Technology Group, Ltd.	5,781,844
65,705	MAXIMUS, Inc.	4,663,741
928,245	Mimecast, Ltd.*	43,952,401
151,641	Paylocity Holding Corp.*	13,524,861
64,178	PROS Holdings, Inc.*	2,710,879
106,125	WEX, Inc.*	20,374,939
407,678	Workiva, Inc.*	20,669,275
647,119	Zuora, Inc.*	12,961,793
		324,877,647
Total Common Stocks (Cost $894,409,857)		1,132,748,300

Private Placements - 0.2%
19,200	Greenspring Global Partners IV-B, L.P.*^†	2,253,767
91,769	Greenspring Global Partners V-B, L.P.*~†	113,197
Total Private Placements (Cost $3,319)		2,366,964

Exchange Traded Funds - 1.5%
123,470	iShares Russell 2000 Exchange Traded Fund	18,902,023
Total Exchange Traded Funds (Cost $19,410,719)		18,902,023

Short-Term Investments - 7.2%
Money Market Funds - 7.2%
90,134,038	First American Government Obligations Fund - Class Z, 2.32%#	90,134,038
Total Short-Term Investments (Cost $90,134,038)		90,134,038
Total Investments - 98.8% (Cost $1,003,957,933)		1,244,151,325
Other Assets in Excess of Liabilities - 1.2%		14,947,967
NET ASSETS - 100.0%		$1,259,099,292

* Non-Income Producing
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. At March 31, 2019 $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. At March 31, 2019 $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, which is less than 0.1% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$1,132,748,300	$-	$-
Private Placements	$-	$-	$2,366,964
Exchange Traded Funds	$18,902,023	$-	$-
Short-Term Investments	$90,134,038	$-	$-
Total Investments	$1,241,784,361	$-	$2,366,964

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 86.6%
Communication Services - 7.6%
403,450	GCI Liberty, Inc.*	22,435,855
340,486	Loral Space & Communications, Inc.*	12,274,520
405,455	Nexstar Broadcasting Group, Inc.	43,939,158
		78,649,533
Consumer Discretionary - 16.1%
494,086	Century Casinos, Inc.*	4,476,419
271,546	Core-Mark Holding Co., Inc.	10,082,503
1,159,418	Denny's Corp.*	21,275,320
293,163	Dick's Sporting Goods, Inc.	10,791,330
647,285	DSW, Inc.	14,382,673
2,087,032	Extended Stay America, Inc.	37,462,224
1,045,644	Hudson, Ltd.*	14,377,605
107,379	Lifetime Brands, Inc.	1,014,732
278,725	Murphy USA, Inc.*	23,864,435
1,223,184	Regis Corp.*	24,060,029
847,612	Tile Shop Holdings, Inc.	4,797,484
		166,584,754
Consumer Staples - 2.0%
377,783	Spectrum Brands Holdings, Inc.	20,694,953
Energy - 3.6%
133,548	Natural Gas Services Group, Inc.*	2,311,716
138,360	REX American Resources Corp.*	11,153,200
1,213,157	Riviera Resources, Inc.*	16,972,066
1,188,293	Roan Resources, Inc.*	7,260,470
		37,697,452
Financials - 24.4%
255,866	Assurant, Inc.	24,284,242
368,158	Central Pacific Financial Corp.	10,617,677
272,309	Howard Bancorp, Inc.*	4,032,896
492,482	National Bank Holdings Corp.	16,379,951
826,150	National General Holdings Corp.	19,604,539
717,868	OceanFirst Financial Corp.	17,271,904
677,363	Pacific Premier Bancorp, Inc.	17,970,440
188,892	Peapack Gladstone Financial Corp.	4,952,748
216,163	Primerica, Inc.	26,404,310
441,836	Renasant Corp.	14,956,149
750,716	TFS Financial Corp.	12,364,293
666,981	TriState Capital Holdings, Inc.*	13,626,422
429,238	Triumph Bancorp, Inc.*	12,615,305
241,027	Virtus Investment Partners, Inc.	23,512,184
539,404	Waddell & Reed Financial, Inc.	9,326,295
691,801	Washington Federal, Inc.	19,986,131
122,318	WesBanco, Inc.	4,862,141
		252,767,627
Health Care - 3.1%
183,678	Magellan Health, Inc.*	12,108,054
296,772	Providence Service Corp.*	19,770,950
		31,879,004

Industrials - 18.1%
578,405	Albany International Corp.	41,408,014
194,105	CRA International, Inc.	9,810,067
111,982	Deluxe Corp.	4,895,853
474,836	Federal Signal Corp.	12,340,988
235,012	Kadant, Inc.	20,671,655
241,829	Lydall, Inc.*	5,673,308
405,054	McGrath RentCorp	22,913,905
1,406,059	MRC Global, Inc.*	24,577,911
2,002,813	Mueller Water Products, Inc.	20,108,242
426,310	Simpson Manufacturing Co., Inc.	25,267,394
		187,667,337
Information Technology - 6.8%
127,987	Cabot Microelectronics Corp.	14,329,425
226,590	CTS Corp.	6,654,948
547,425	EchoStar Corp.*	19,953,641
352,517	MAXIMUS, Inc.	25,021,657
269,100	SMART Global Holdings, Inc.*	5,166,720
		71,126,391
Materials - 3.4%
365,752	Eagle Materials, Inc.	30,832,894
67,776	Neenah, Inc.	4,362,063
		35,194,957
Real Estate - 0.7%
42,511	Consolidated-Tomoka Land Co.	2,510,275
285,142	Landmark Infrastructure Partners L.P.	4,836,008
		7,346,283
Utilities - 0.8%
859,036	Star Group L.P.	8,246,746
Total Common Stocks (Cost $745,340,120)		897,855,037

Real Estate Investment Trusts - 7.3%
1,143,929	Essential Properties Realty Trust, Inc.	22,329,494
2,684,988	MFA Financial, Inc.	19,519,863
317,420	PotlatchDeltic Corp.	11,995,302
970,927	Xenia Hotels & Resorts, Inc.	21,273,010
Total Real Estate Investment Trusts (Cost $63,131,389)		75,117,669

Investment Companies - 2.8%
902,750	Ares Capital Corp.	15,473,135
1,407,080	Barings BDC, Inc.	13,803,455
Total Investment Companies (Cost $30,451,317)		29,276,590

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
32,481,274	First American Government Obligations Fund - Class Z, 2.32%#	32,481,274
Total Short-Term Investments (Cost $32,481,274)		32,481,274
Total Investments - 99.8% (Cost $871,404,100)		1,034,730,570
Other Assets in Excess of Liabilities - 0.2%		2,467,309
NET ASSETS - 100.0%		$1,037,197,879

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$897,855,037	$-	$-
Real Estate Investment Trusts	$75,117,669	$-	$-
Investment Companies	$29,276,590	$-	$-
Short-Term Investments	$32,481,274	$-	$-
Total Investments	$1,034,730,570	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.0%
China - 9.2%
636,283	AIA Group, Ltd.	6,362,684
125,427	Ctrip.com International, Ltd. ADR*	5,479,906
116,658	Tencent Holdings, Ltd.	5,364,845
		17,207,435
France - 2.6%
35,554	Safran SA	4,873,081
Germany - 4.9%
114,617	CTS Eventim AG & Co. KGaA	5,434,588
28,616	Deutsche Boerse AG	3,669,150
		9,103,738
India - 2.7%
151,150	HDFC Bank, Ltd.	5,071,683
Indonesia - 2.4%
15,641,600	Bank Rakyat Indonesia Persero	4,541,701
Netherlands - 2.8%
77,141	Wolters Kluwer NV	5,255,582
Sweden - 2.8%
211,469	Atlas Copco AB	5,244,945
Switzerland - 2.6%
23,406	Schindler Holding AG	4,845,807
Taiwan - 3.0%
135,593	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,553,889
United Kingdom - 6.5%
212,198	Hiscox, Ltd.	4,312,501
134,946	Unilever PLC	7,767,884
		12,080,385
United States - 53.5%
Communication Services - 7.3%
7,950	Alphabet, Inc. - Class C.*	9,327,814
43,043	Electronic Arts, Inc.*	4,374,460
		13,702,274
Consumer Discretionary - 5.4%
3,527	Booking Holdings, Inc.*	6,154,297
71,890	TJX Companies, Inc.	3,825,267
		9,979,564
Consumer Staples - 5.6%
79,996	Brown-Forman Corp.	4,222,189
37,768	Estee Lauder Companies, Inc.	6,252,492
		10,474,681
Financials - 4.7%
76,043	Charles Schwab Corp.	3,251,599
54,538	JPMorgan Chase & Co.	5,520,882
		8,772,481
Health Care - 2.7%
26,636	Edwards Lifesciences Corp.*	5,096,266
Industrials - 3.8%
16,877	3M Co.	3,506,703
79,392	Flowserve Corp.	3,583,755
		7,090,458

Information Technology - 19.6%
50,098	Cognizant Technology Solutions Corp.	3,629,600
188,689	Marvell Technology Group, Ltd.	3,753,024
28,660	MasterCard, Inc.	6,747,997
102,933	Microsoft Corp.	12,139,918
65,811	Visa, Inc.	10,279,021
		36,549,560
Materials - 4.4%
24,539	Ecolab, Inc.	4,332,115
8,979	Sherwin-Williams Co.	3,867,345
		8,199,460
Total United States		99,864,744
Total Common Stocks (Cost $147,589,096)		173,642,990

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
9,712,307	First American Government Obligations Fund - Class Z, 2.32%#	9,712,307
Total Short-Term Investments (Cost $9,712,307)		9,712,307
Total Investments - 98.2% (Cost $157,301,403)		183,355,297
Other Assets in Excess of Liabilities - 1.8%		3,349,746
NET ASSETS - 100.0%		$186,705,043

ADR — American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks:
China	$5,479,906	$11,727,529	$-
France	$-	$4,873,081	$-
Germany	$-	$9,103,738	$-
India	$-	$5,071,683	$-
Indonesia	$-	$4,541,701	$-
Netherlands	$-	$5,255,582	$-
Sweden	$-	$5,244,945	$-
Switzerland	$-	$4,845,807	$-
Taiwan	$5,553,889	$-	$-
United Kingdom	$-	$12,080,385	$-
United States	$99,864,744	$-	$-
Short-Term Investments	$9,712,307	$-	$-
Total Investments	$120,610,846	$62,744,451	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 24.2%
1,345,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,320,851
1,280,000	American Express Co. (3 Month LIBOR USD + 0.75%)	3.49%	08/03/2023	1,280,938
1,390,000	American Tower Corp.	2.25%	01/15/2022	1,369,435
665,000	Analog Devices, Inc.	3.13%	12/05/2023	670,136
675,000	Apache Corp.	4.38%	10/15/2028	680,645
1,365,000	AstraZeneca PLC	1.95%	09/18/2019	1,360,876
630,000	AutoZone, Inc.	2.50%	04/15/2021	626,504
1,205,000	Bank of America Corp. (3 Month LIBOR USD + 1.16%)	3.92%	01/20/2023	1,220,325
1,330,000	BB&T Corp.	2.75%	04/01/2022	1,330,888
645,000	Boston Properties L.P.	3.85%	02/01/2023	663,698
625,000	BP Capital Markets America, Inc.	3.80%	09/21/2025	648,506
1,306,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,337,923
665,000	Clorox Co.	3.05%	09/15/2022	674,308
970,000	Digital Realty Trust L.P.	3.95%	07/01/2022	995,719
650,000	Dollar General Corp.	4.15%	11/01/2025	678,226
1,340,000	Dollar Tree, Inc.	4.00%	05/15/2025	1,355,792
1,335,000	Duke Energy Progress LLC	3.45%	03/15/2029	1,369,317
685,000	Edison International	2.95%	03/15/2023	636,399
1,290,000	Energy Transfer Operating LP	4.50%	04/15/2024	1,345,759
1,025,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	949,637
665,000	Exelon Corp.	2.45%	04/15/2021	657,536
1,275,000	Express Scripts Holding Co.	4.50%	02/25/2026	1,335,911
645,000	Ferguson Finance PLC^	4.50%	10/24/2028	649,791
620,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	668,596
645,000	General Dynamics Corp.	3.50%	05/15/2025	667,293
1,295,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	3.40%	02/23/2023	1,284,390
1,181,000	Hasbro, Inc.	3.50%	09/15/2027	1,137,788
675,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	662,224
650,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	660,941
685,000	Kroger Co.	3.70%	08/01/2027	674,461
1,210,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,250,272
710,000	Lear Corp.	3.80%	09/15/2027	680,988
645,000	Morgan Stanley	3.75%	02/25/2023	661,939
640,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.61%	03/16/2022	649,873
650,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	653,844
Total Corporate Bonds & Notes (Cost $32,750,200)				32,811,729

Asset Backed Securities - 15.9%
507,934	Colony Starwood Homes Trust, Series 2016-2A A (1 Month LIBOR USD + 1.25%)^	3.73%	12/19/2033	508,396
706,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	711,781
500,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	511,083
1,000,000	Drive Auto Receivables Trust, Series 2017-3 D^	3.53%	12/15/2023	1,005,434
1,218,995	Drive Auto Receivables Trust, Series 2018-1 B	2.88%	02/15/2022	1,219,088
800,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	802,180
500,000	Drive Auto Receivables Trust, Series 2018-2 C	3.63%	08/15/2024	503,452
670,000	Drive Auto Receivables Trust, Series 2018-4 C	3.66%	11/15/2024	675,343
500,000	DT Auto Owner Trust, Series 2017-4A C^	2.86%	07/17/2023	499,489
1,000,000	DT Auto Owner Trust, Series 2018-3A B^	3.56%	09/15/2022	1,007,668
443,481	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	464,958
734,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.73%	03/19/2037	733,213
500,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R (3 Month LIBOR USD + 1.50%)^	4.26%	01/27/2026	499,099
1,000,000	Neuberger Berman Loan Advisers CLO 26, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.95%	10/18/2030	996,876
750,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.89%	04/15/2026	750,246
400,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	405,855
1,500,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	4.40%	07/30/2027	1,489,416
410,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	412,294
1,231,828	Progress Residential Trust, Series 2015-SFR2 A^	2.74%	06/14/2032	1,223,979
753,284	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	751,052
749,261	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 1.40%)^	3.88%	01/20/2034	751,615
805,161	Santander Drive Auto Receivables Trust 2017-2, Series 2017-2 B	2.21%	10/15/2021	804,275
398,853	Seneca Park CLO, Ltd., Series 2014-1A AR (3 Month LIBOR USD + 1.12%)^	3.89%	07/17/2026	399,138
750,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	3.83%	10/20/2028	750,736
592,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	588,794
424,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	422,600
300,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	301,286
500,000	Verizon Owner Trust, Series 2018-A C	3.55%	04/20/2023	507,757
500,000	Verizon Owner Trust, Series 2019-A	3.22%	09/20/2023	504,620
500,000	Volvo Financial Equipment LLC, Series 2019-1A B^	3.26%	01/16/2024	505,696
770,000	Westlake Automobile Receivables Trust, Series 2017-1A D^	3.46%	10/17/2022	770,673
Total Asset Backed Securities (Cost $21,410,656)				21,478,092

Mortgage Backed Securities - 10.7%
700,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	3.83%	09/15/2034	695,350
817,768	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	3.38%	11/15/2035	816,867
1,471	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	1,550
282,629	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	3.95%	05/01/2033	296,454
17,063	FHLMC REMIC, Series 2782 PA	4.00%	11/15/2033	17,030
471,106	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	4.69%	02/26/2024	479,317
1,600,000	FHMS, Series K-042 A2	2.67%	12/25/2024	1,599,982
1,525,000	FHMS, Series K-046 A2	3.21%	03/25/2025	1,567,278
700,000	FHMS, Series K-047 A2#	3.33%	05/25/2025	724,501
861,207	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	925,850
35,916	FNMA, Pool# 628837	6.50%	03/01/2032	39,695
75,392	FNMA, Pool# 663238	5.50%	09/01/2032	80,518
30,877	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	4.02%	11/01/2033	31,186
11,827	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.78%	12/01/2033	12,289
27,946	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	4.40%	02/01/2034	28,779
744,668	FNMA, Pool# BJ4070	4.00%	09/01/2048	772,319
387,011	FNMA, Pool# BJ4072	4.50%	09/01/2048	410,698
426,912	FNMA, Pool# BJ4073	4.50%	09/01/2048	451,399
357,893	FNMA, Pool# BJ4075	5.00%	09/01/2048	386,517
514,656	FNMA, Pool# BJ4078	4.50%	10/01/2048	544,093
639,544	FNMA, Pool# BJ4079	5.00%	10/01/2048	685,985
198,421	FNMA, Pool# BN0202	5.50%	09/01/2048	216,088
498,601	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	531,190
1,170,133	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	119,647
1,150,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.58%	10/25/2039	1,140,895
23,430	GNMA, Pool# 781186X	9.00%	06/15/2030	25,215
1,000,000	GSMS, Series 2018-FBLU C (1 Month LIBOR USD + 1.60%)^	4.08%	11/15/2035	998,782
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	3.18%	11/15/2034	896,522
Total Mortgage Backed Securities (Cost $14,362,795)				14,495,996

Municipal Bonds - 8.0%
670,000	District of Columbia	4.71%	12/01/2022	718,910
1,600,000	District of Columbia#	6.75%	08/01/2038	1,600,000
1,000,000	Illinois, State of	2.30%	06/15/2019	998,260
1,390,000	Maryland Health & Higher Educational Facilities Authority	3.43%	07/01/2023	1,419,746
2,000,000	Miami-Dade County Florida Aviation	2.37%	10/01/2023	1,978,880
1,315,000	New York State Dormitory Authority	4.00%	07/01/2039	1,346,100
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,308,850
470,000	Regional Transportation Authority	3.01%	05/29/2020	471,649
1,000,000	Texas A&M University	3.23%	05/15/2027	1,029,110
Total Municipal Bonds (Cost $10,839,716)				10,871,505

U.S. Treasury Notes - 19.8%
100,000	United States Treasury Note	1.38%	02/29/2020	99,057
985,000	United States Treasury Note	1.88%	08/31/2022	973,476
5,000,000	United States Treasury Note	2.25%	03/31/2026	4,978,515
19,910,000	United States Treasury Note	2.88%	05/15/2028	20,684,234
Total U.S. Treasury Notes (Cost $25,944,328)				26,735,282

Shares
Affiliated Mutual Funds - 19.8%
2,728,260	Brown Advisory Mortgage Securities Fund - Institutional Shares			26,818,800
Total Affiliated Mutual Funds (Cost $27,356,612)				26,818,800

Short-Term Investments- 3.8%
Money Market Funds - 3.8%
5,175,405	First American Government Obligations Fund - Class Z, 2.32%*			5,175,405
Total Short-Term Investments (Cost $5,175,405)				5,175,405
Total Investments - 102.2% (Cost $137,839,712)				138,386,809
Liabilities in Excess of Other Assets - (2.2)%				(2,974,653)
NET ASSETS - 100.0%				$135,412,156

#Variable rate security. Rate disclosed is as of March 31, 2019.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~Interest Only Security
*Annualized seven-day yield as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$32,811,729	$-
Asset Backed Securities	$-	$21,478,092	$-
Mortgage Backed Securities	$-	$14,495,996	$-
Municipal Bonds	$-	$10,871,505	$-
U.S. Treasury Notes	$-	$26,735,282	$-
Affiliated Mutual Funds	$26,818,800	$-	$-
Short-Term Investments	$5,175,405	$-	$-
Total Investments	$31,994,205	$106,392,604	$-

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended March 31, 2019:

Beginning Market Value 7/01/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 3/31/2019	Unrealized Appreciation (Depreciation) 3/31/2019	Dividend Income	Capital Gain Distributions
$24,318,345	$3,000,000	$1,000,000	$(58,395)	$558,850	$26,818,800	$(537,812)	$533,383	$-

Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 32.7%
320,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	328,300
1,145,000	AmeriCredit Automobile Receivables, Series 2016-1 C	2.89%	01/10/2022	1,145,281
101,120	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	100,354
1,375,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 2.00%)^	4.76%	04/20/2027	1,376,138
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A CR (3 Month LIBOR USD + 2.25%)^	5.01%	04/27/2027	967,259
1,375,000	CIFC Funding, Ltd., Series 2012-2RA B (3 Month LIBOR USD + 1.55%)^	4.31%	01/20/2028	1,334,186
761,901	Colony Starwood Homes Trust, Series 2016-2A A (1 Month LIBOR USD + 1.25%)^	3.73%	12/19/2033	762,594
235,000	CPS Auto Receivables Trust, Series 2015-C D^	4.63%	08/16/2021	237,789
1,000,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	1,008,188
750,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	766,625
1,695,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	1,699,620
1,000,000	Drive Auto Receivables Trust, Series 2017-1 D	3.84%	03/15/2023	1,008,037
1,615,000	Drive Auto Receivables Trust, Series 2017-3 D^	3.53%	12/15/2023	1,623,776
1,500,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	1,512,871
1,100,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	1,118,915
700,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	714,961
235,000	DT Auto Owner Trust, Series 2016-4A D^	3.77%	10/17/2022	236,599
1,900,000	DT Auto Owner Trust, Series 2017-4A D^	3.47%	07/17/2023	1,905,093
750,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	752,970
500,000	DT Auto Owner Trust, Series 2018-2A C^	3.67%	03/15/2024	503,475
1,000,000	DT Auto Owner Trust, Series 2018-3A D^	4.19%	07/15/2024	1,019,809
600,000	DT Auto Owner Trust, Series 2017-3A E^	5.60%	08/15/2024	619,859
399,133	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	418,462
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 FLT (3 Month LIBOR USD + 1.07%)^	3.85%	01/21/2031	1,982,668
500,000	Great American Auto Leasing, Inc., Series 2019-1 B^	3.37%	02/18/2025	505,906
500,000	Great American Auto Leasing, Inc., Series 2019-1 C^	3.54%	02/17/2026	505,761
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	300,456
500,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	5.06%	01/20/2030	496,273
800,000	Highbridge Loan Management, Ltd., Series 7A-2015 CR (3 Month LIBOR USD + 1.70%)^	4.38%	03/15/2027	780,429
1,380,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.63%	12/19/2036	1,381,208
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.93%	12/19/2036	200,525
2,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.73%	03/19/2037	2,197,642
1,000,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	3.56%	06/18/2037	993,839
200,000	Invitation Homes Trust, Series 2018-SFR2 C (1 Month LIBOR USD + 1.28%)^	3.76%	06/18/2037	199,004
750,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R FLT (3 Month LIBOR USD + 1.50%)^	4.26%	01/27/2026	748,649
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	4.51%	07/21/2030	746,068
625,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	5.16%	07/22/2030	625,221
500,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.52%	07/25/2029	500,610
750,000	Magnetite XVI, Ltd., Series 2015-16A C2R (3 Month LIBOR USD + 1.60%)^	4.38%	01/18/2028	741,005
2,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.95%	10/18/2030	1,993,752
473,439	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	4.19%	02/25/2044	473,756
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	3.56%	10/20/2026	746,041
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.96%	10/20/2026	742,211
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	3.76%	04/15/2031	1,973,494
1,000,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.89%	04/15/2026	1,000,328
1,500,000	Octagon Investment Partners XXIII, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 1.85%)^	4.64%	07/15/2027	1,483,665
250,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	252,022
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	251,398
325,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	326,270
250,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	250,981
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	503,290
600,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	608,782
400,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	404,373
7,370	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2A^	2.30%	05/11/2020	7,366
2,278	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	3.29%	05/11/2020	2,279
63,152	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	3.14%	11/10/2020	63,197
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	4.40%	07/30/2027	992,944
500,000	OZLM XV, Ltd., Series 206-15A A2A (3 Month LIBOR USD + 2.10%)^	4.86%	01/20/2029	500,053
500,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	502,797
652,260	Progress Residential Trust, Series 2015-SFR2 A^	2.74%	06/14/2032	648,104
530,566	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	528,994
1,123,891	Progress Residential Trust, Series 2016-SFR2 A (1 Month LIBOR USD + 1.40%)^	3.88%	01/20/2034	1,127,423
500,000	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 2.20%)^	4.68%	01/20/2034	500,973
931,009	Progress Residential Trust, Series 2017-SFR1 A^	2.77%	08/17/2034	923,641
850,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	849,944
500,000	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	500,697
617,690	Santander Drive Auto Receivables Trust, Series 2015-4 C	2.97%	03/15/2021	617,852
500,000	Santander Drive Auto Receivables Trust, Series 2017-1 D	3.17%	04/17/2023	500,610
1,310,000	Santander Drive Auto Receivables Trust, Series 2018-3 D	4.07%	08/15/2024	1,330,916
1,515,642	Seneca Park CLO, Ltd., Series 2014-1A AR (3 Month LIBOR USD + 1.12%)^	3.89%	07/17/2026	1,516,725
31,116	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	30,986

1,000,000	Sound Point CLO VIII, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.86%)^	3.65%	04/15/2027	1,000,022
750,000	Sound Point CLO XIV, Ltd., Series 2016-3A C (3 Month LIBOR USD + 2.65%)^	5.42%	01/23/2029	750,013
145,625	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	153,736
1,096,591	Symphony CLO XII, Ltd., Series 2013-12A AR (3 Month LIBOR USD + 1.03%)^	3.82%	10/15/2025	1,096,601
1,405,262	Symphony CLO XIV, Ltd., Series 2014-14A A1R (3 Month LIBOR USD + 1.28%)^	4.08%	07/14/2026	1,405,558
463,801	Tesla Auto Lease Trust, Series 2018-B A^	3.71%	08/20/2021	469,232
1,250,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	3.83%	10/20/2028	1,251,226
99,810	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	99,693
600,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	596,751
424,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	422,600
300,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	301,286
750,000	Verizon Owner Trust, Series 2018-A C	3.55%	04/20/2023	761,635
500,000	Volvo Financial Equipment LLC, Series 2019-1A B^	3.26%	01/16/2024	505,696
1,000,000	Voya CLO, Ltd., Series 2019 1A C (3 Month LIBOR USD + 2.35%)^	4.99%	04/16/2029	1,002,466
234,624	Westgate Resorts LLC, Series 2018-1A B^	3.58%	12/20/2031	234,488
312,831	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	313,968
375,000	Westlake Automobile Receivables Trust, Series 2017-2A D^	3.28%	12/15/2022	375,146
900,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	902,420
1,000,000	Westlake Automobile Receivables Trust, Series 2018-2A B^	3.20%	01/16/2024	1,003,414
760,000	Westlake Automobile Receivables Trust, Series 2018-2A D^	4.00%	01/16/2024	769,431
500,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	503,748
1,250,000	Westlake Automobile Receivables Trust, Series 2017-1A E^	5.05%	08/15/2024	1,266,536
Total Asset Backed Securities (Cost $71,298,990)				71,407,955

Corporate Bonds & Notes - 26.5%
1,925,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,890,437
900,000	AK Steel Corp.	7.50%	07/15/2023	927,270
980,000	Allison Transmission, Inc.^	4.75%	10/01/2027	939,575
2,000,000	American Tower Corp.	3.13%	01/15/2027	1,918,621
1,860,000	Analog Devices, Inc.	3.90%	12/15/2025	1,895,315
1,900,000	Apache Corp.	4.38%	10/15/2028	1,915,889
1,040,000	AstraZeneca PLC	2.38%	06/12/2022	1,025,122
980,000	AutoZone, Inc.	3.13%	04/21/2026	955,158
920,000	Ball Corp.	4.38%	12/15/2020	937,388
870,000	BWX Technologies, Inc.^	5.38%	07/15/2026	887,400
980,000	Core & Main L.P.^	6.13%	08/15/2025	963,144
1,825,000	Dollar General Corp.	4.15%	11/01/2025	1,904,250
1,970,000	Dollar Tree, Inc.	4.00%	05/15/2025	1,993,216
995,000	Edison International	2.95%	03/15/2023	924,404
2,035,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,926,077
2,075,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,922,436
1,795,000	Express Scripts Holding Co.	4.50%	02/25/2026	1,880,753
2,000,000	Ferguson Finance PLC^	4.50%	10/24/2028	2,014,856
1,755,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,892,560
965,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	940,904
940,000	frontdoor, Inc.^	6.75%	08/15/2026	963,500
1,509,000	Hasbro, Inc.	3.50%	09/15/2027	1,453,787
920,000	HCA, Inc.	6.50%	02/15/2020	946,939
1,450,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	1,422,555
1,805,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,876,441
1,455,000	Kroger Co.	3.70%	08/01/2027	1,432,614
2,005,000	Lear Corp.	3.80%	09/15/2027	1,923,071
915,000	Mercer International, Inc.	6.50%	02/01/2024	940,163
1,325,000	MPLX LP	4.80%	02/15/2029	1,396,042
1,835,000	NXP BV^	4.13%	06/01/2021	1,874,820
887,000	ServiceMaster Co. LLC	7.45%	08/15/2027	938,003
1,045,000	SESI LLC	7.13%	12/15/2021	941,806
965,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	928,595
925,000	Steel Dynamics, Inc.	5.25%	04/15/2023	943,500
1,655,000	TechnipFMC PLC	3.45%	10/01/2022	1,673,337
830,000	Teck Resources, Ltd.^	8.50%	06/01/2024	889,958
1,945,000	Trimble, Inc.	4.90%	06/15/2028	1,988,909
1,840,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,920,392
940,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	916,970
1,865,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,876,031
955,000	Western Midstream Operating LP	4.75%	08/15/2028	970,291
Total Corporate Bonds & Notes (Cost $57,428,189)				57,872,499

Mortgage Backed Securities - 20.0%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	3.83%	09/15/2034	397,343
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY D (1 Month LIBOR USD + 1.70%)^	4.18%	09/15/2034	749,844
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.60%	03/16/2037	397,408
408,884	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	3.38%	11/15/2035	408,433
408,884	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	3.78%	11/15/2035	409,603
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	3.73%	12/15/2037	501,766
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	3.93%	12/15/2037	501,925
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	3.80%	12/15/2031	750,897
193,224	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	212,824

2,061,057	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	123,322
804,124	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	144,846
1,529,689	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	172,529
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	265,782
588,883	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	4.69%	02/26/2024	599,146
298,005	FHMS, Series K-J13 A1	2.06%	09/25/2021	296,469
308,038	FHMS, Series K-J18 A1	2.46%	03/25/2022	307,525
229,526	FHMS, Series K-J16 A1	1.97%	04/25/2022	226,916
50,051	FHMS, Series K-J09 A1	2.02%	04/25/2022	49,782
4,152,541	FHMS, Series K-021 X1#~	1.44%	06/25/2022	162,963
1,992,681	FHMS, Series K-721 X1#~	0.33%	08/25/2022	20,511
126,150	FHMS, Series K-J07 A1	1.53%	09/25/2022	123,912
10,308,631	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	179,844
1,700,000	FHMS, Series K-728 A2#	3.06%	08/25/2024	1,735,102
704,046	FHMS, Series K-J17 A1	2.40%	10/25/2024	697,204
1,555,551	FHMS, Series K-055 X1#~	1.37%	03/25/2026	124,602
675,962	FHMS, Series K-058 X1#~	0.93%	08/25/2026	39,007
1,388,740	FHMS, Series K-W03 X1#~	0.85%	06/25/2027	73,099
765,518	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	822,978
772,421	FHMS, Series Q-004 A2H#	3.02%	01/25/2046	772,019
741,677	FNMA, Pool# BM3352	2.55%	12/01/2026	734,464
500,000	FNMA, Pool# AN6558	2.91%	09/01/2027	499,806
541,499	FNMA, Pool# AM3724	3.08%	06/01/2028	549,256
485,000	FNMA, Pool# AN2738	2.39%	09/01/2028	468,361
360,917	FNMA, Pool# AM8082	2.92%	02/01/2030	360,391
739,731	FNMA, Pool# AL3596	5.00%	10/01/2035	805,832
1,461,280	FNMA, Pool# AS2249	4.00%	04/01/2039	1,516,285
270,329	FNMA, Pool# 467095	5.90%	01/01/2041	313,444
652,955	FNMA, Pool# BM4143	6.00%	07/01/2041	720,508
179,253	FNMA, Pool# 469130	4.87%	10/01/2041	197,705
833,871	FNMA, Pool# AB9349	3.00%	05/01/2043	834,690
1,073,432	FNMA, Pool# BD4016	4.00%	07/01/2047	1,129,532
392,016	FNMA, Pool# BD4041	4.00%	11/01/2047	409,575
392,374	FNMA, Pool# BH7686	4.50%	12/01/2047	410,765
1,123,718	FNMA, Pool# BJ4049	4.00%	05/01/2048	1,165,392
197,823	FNMA, Pool# BJ4052	4.50%	05/01/2048	209,064
197,739	FNMA, Pool# BJ4050	4.50%	05/01/2048	210,685
296,038	FNMA, Pool# BJ4051	4.50%	05/01/2048	314,248
197,968	FNMA, Pool# BK5105	5.50%	05/01/2048	215,594
296,701	FNMA, Pool# BJ4057	4.50%	06/01/2048	311,739
198,259	FNMA, Pool# BK8032	5.50%	06/01/2048	215,911
246,500	FNMA, Pool# BJ4062	4.50%	07/01/2048	259,298
247,586	FNMA, Pool# BJ4060	4.50%	07/01/2048	263,860
247,699	FNMA, Pool# BJ4061	4.50%	07/01/2048	262,857
744,193	FNMA, Pool# BJ4067	4.50%	08/01/2048	783,897
893,602	FNMA, Pool# BJ4070	4.00%	09/01/2048	926,782
466,398	FNMA, Pool# BJ4072	4.50%	09/01/2048	494,944
506,338	FNMA, Pool# BJ4073	4.50%	09/01/2048	535,380
427,484	FNMA, Pool# BJ4075	5.00%	09/01/2048	461,673
198,421	FNMA, Pool# BN0202	5.50%	09/01/2048	216,088
586,795	FNMA, Pool# BJ4082	5.00%	11/01/2048	634,086
299,189	FNMA, Pool# BN4936	5.50%	12/01/2048	323,432
299,439	FNMA, Pool# BN4921	5.50%	01/01/2049	323,702
519,783	FNMA, Pool# BJ4085	4.50%	02/01/2049	551,880
500,724	FNMA, Pool# BJ4086	5.00%	02/01/2049	539,382
99,875	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	99,173
923,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	925,042
750,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.33%	06/25/2028	773,065
493,419	FNMA REMIC Trust, Series 2018-M3 A1#	2.99%	02/25/2030	499,268
747,901	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	796,785
617,161	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	674,574
780,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.67%	11/25/2024	777,017
1,750,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.58%	10/25/2039	1,736,144
1,500,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,554,396
643,271	GNMA, Pool# 723334X	5.00%	09/15/2039	691,285
678,107	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	730,215
1,087,198	GNMA REMIC Trust, Series 2014-45 B1#~	0.74%	07/16/2054	44,413
926,096	GNMA REMIC Trust, Series 2014-135 I0#~	0.82%	01/16/2056	47,843
912,396	GNMA REMIC Trust, Series 2015-172 I0#~	0.89%	03/16/2057	53,470
1,212,546	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	65,034
992,285	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	67,338
1,265,320	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	94,209
500,000	GSMS, Series 2018-FBLU C (1 Month LIBOR USD + 1.60%)^	4.08%	11/15/2035	499,391
1,250,000	GSMS, Series 2018-FBLU D (1 Month LIBOR USD + 2.00%)^	4.48%	11/15/2035	1,247,264
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.14%	08/17/2034	384,819
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.48%	11/15/2034	273,861
175,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.88%	11/15/2034	174,942
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	1,026,493

500,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	492,864
458,097	Velocity Commercial Capital Loan Trust, Series 2018-2 A#^	4.05%	10/25/2048	465,770
Total Mortgage Backed Securities (Cost $43,089,349)				43,632,784

Municipal Bonds - 3.5%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	300,192
3,525,000	District of Columbia#	6.75%	08/01/2038	3,525,000
350,000	District of Columbia#	6.75%	08/01/2038	350,000
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,345,500
1,275,000	Mosaic District Community Development Authority	7.25%	03/01/2036	1,339,961
800,000	North Texas Tollway Authority	8.91%	02/01/2030	837,664
Total Municipal Bonds (Cost $7,530,634)				7,698,317

U.S. Treasury Notes - 8.7%
14,680,000	United States Treasury Note	1.88%	08/31/2022	14,508,255
4,310,000	United States Treasury Note	2.88%	05/15/2028	4,477,602
Total U.S. Treasury Notes (Cost $18,927,765)				18,985,857

Shares
Preferred Stocks - 0.3%
14,625	AGNC Investment Corp., Series B, 7.75%			369,281
2,076	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			53,167
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			239,400
Total Preferred Stocks (Cost $664,114)				661,848

Short-Term Investments - 5.6%
Money Market Funds - 5.6%
12,316,625	First American Government Obligations Fund - Class Z, 2.32%*			12,316,625
Total Short-Term Investments (Cost $12,316,625)				12,316,625
Total Investments - 97.3% (Cost $211,255,666)				212,575,885
Other Assets in Excess of Liabilities - 2.7%				5,816,194
NET ASSETS - 100.0%				$218,392,079

# Variable rate security. Rate disclosed is as of March 31, 2019.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of March 31, 2019.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of March 31, 2019:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	177	06/28/2019	$20,378,889	$20,501,578	$122,689
U.S. Treasury 10-Year Note Futures	173	06/19/2019	21,252,551	21,489,844	237,293
U.S. Treasury Long Bond Futures	57	06/19/2019	8,309,806	8,530,406	220,600
U.S. Treasury 10-Year Ultra Futures	145	06/19/2019	18,869,949	19,253,281	383,332
U.S. Treasury Ultra Bond Futures	80	06/19/2019	12,949,764	13,440,000	490,236
			$81,760,959	$83,215,109	$1,454,150

There is no variation margin due to or from the Fund as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$71,407,955	$-
Corporate Bonds & Notes	$-	$57,872,499	$-
Mortgage Backed Securities	$-	$43,632,784	$-
Municipal Bonds	$-	$7,698,317	$-
U.S. Treasury Notes	$-	$18,985,857	$-
Preferred Stocks	$661,848	$-	$-
Short-Term Investments	$12,316,625	$-	$-
Total Investments	$12,978,473	$199,597,412	$-
Futures Contracts - Long*	$1,454,150	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 46.3%
2,140,138	AIMCO CLO, Series 2014-AA AR (3 Month LIBOR USD + 1.10%)^	3.86%	07/20/2026	2,140,154
318,123	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	318,215
650,000	American Credit Acceptance Receivables Trust, Series 2017-4 C^	2.94%	01/10/2024	649,098
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-2 C	2.87%	11/08/2021	1,000,123
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-2 D	3.65%	05/09/2022	1,010,654
200,000	AmeriCredit Automobile Receivables Trust, Series 2016-3 D	2.71%	09/08/2022	199,334
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-3 D	3.18%	07/18/2023	225,598
275,000	AmeriCredit Automobile Receivables Trust, Series 2017-4 D	3.08%	12/18/2023	275,250
205,128	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	203,576
1,375,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 2.00%)^	4.76%	04/20/2027	1,376,138
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A CR (3 Month LIBOR USD + 2.25%)^	5.01%	04/27/2027	967,259
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2013-4A A1RR (3 Month LIBOR USD + 1.00%)^	3.79%	01/15/2031	1,975,912
2,000,000	Carlyle US CLO, Ltd., Series 2017-2A A1B (3 Month LIBOR USD + 1.22%)^	3.98%	07/21/2031	1,992,624
1,000,000	CBAM, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.80%)^	4.56%	07/20/2030	988,811
1,375,000	CIFC Funding, Ltd., Series 2012-2RA B (3 Month LIBOR USD + 1.55%)^	4.31%	01/20/2028	1,334,186
761,901	Colony Starwood Homes Trust, Series 2016-2A A (1 Month LIBOR USD + 1.25%)^	3.73%	12/19/2033	762,594
180,934	Colony Starwood Homes Trust, Series 2016-2A B (1 Month LIBOR USD + 1.75%)^	4.23%	12/19/2033	181,112
235,000	CPS Auto Receivables Trust, Series 2015-C D^	4.63%	08/16/2021	237,789
1,250,000	Dell Equipment Finance Trust, Series 2017-2 B^	2.47%	10/24/2022	1,244,589
1,000,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	1,008,188
750,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	766,625
720,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	721,962
1,000,000	Drive Auto Receivables Trust, Series 2017-1 D	3.84%	03/15/2023	1,008,037
628,699	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	628,431
1,000,000	Drive Auto Receivables Trust, Series 2017-3 D^	3.53%	12/15/2023	1,005,434
1,500,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	1,512,871
2,025,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	2,059,820
700,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	714,961
1,671,917	DT Auto Owner Trust, Series 2016-1A D^	4.66%	12/15/2022	1,686,516
500,000	DT Auto Owner Trust, Series 2017-4A C^	2.86%	07/17/2023	499,489
1,900,000	DT Auto Owner Trust, Series 2017-4A D^	3.47%	07/17/2023	1,905,093
750,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	752,970
500,000	DT Auto Owner Trust, Series 2018-2A C^	3.67%	03/15/2024	503,475
1,000,000	DT Auto Owner Trust, Series 2018-3A D^	4.19%	07/15/2024	1,019,809
400,000	DT Auto Owner Trust, Series 2017-3A E^	5.60%	08/15/2024	413,240
266,088	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	278,975
1,000,000	GoldenTree Loan Management CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.20%)^	4.96%	04/20/2029	993,753
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 FLT (3 Month LIBOR USD + 1.07%)^	3.85%	01/21/2031	1,982,668
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	300,456
1,000,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	5.06%	01/20/2030	992,546
1,975,000	Highbridge Loan Management, Ltd., Series 2013-2A A2R (3 Month LIBOR USD + 1.63%)^	4.39%	10/20/2029	1,953,241
300,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.63%	12/19/2036	300,263
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.93%	12/19/2036	200,525
1,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.73%	03/19/2037	1,198,714
500,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	3.56%	06/18/2037	496,919
200,000	Invitation Homes Trust, Series 2018-SFR2 C (1 Month LIBOR USD + 1.28%)^	3.76%	06/18/2037	199,004
930,000	LCM XXV, Ltd., Series 2017-25A C2 (3 Month LIBOR USD + 2.30%)^	5.06%	07/22/2030	927,580
750,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R FLT (3 Month LIBOR USD + 1.50%)^	4.26%	01/27/2026	748,649
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	4.51%	07/21/2030	746,068
700,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	5.16%	07/22/2030	700,247
500,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.52%	07/25/2029	500,610
1,000,000	Madison Park Funding XXV, Ltd., Series 2017-25A B (3 Month LIBOR USD + 2.35%)^	5.12%	04/25/2029	997,656
1,000,000	Magnetite IX, Ltd., Series 2014-9A A2R (3 Month LIBOR USD + 1.50%)^	4.27%	07/25/2026	1,000,079
1,000,000	Magnetite IX, Ltd., Series 2014-9A BR (3 Month LIBOR USD + 2.00%)^	4.77%	07/25/2026	1,002,798
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	5.87%	07/25/2026	750,075
750,000	Magnetite XVI, Ltd., Series 2015-16A C2R (3 Month LIBOR USD + 1.60%)^	4.38%	01/18/2028	741,005
2,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.95%	10/18/2030	1,993,752
473,439	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	4.19%	02/25/2044	473,756
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	3.56%	10/20/2026	746,041
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.96%	10/20/2026	742,211
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	3.76%	04/15/2031	1,973,494
2,000,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.89%	04/15/2026	2,000,656
1,500,000	Octagon Investment Partners XXIII, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 1.85%)^	4.64%	07/15/2027	1,483,665
300,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	302,426
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	251,398
325,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	326,270
250,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	250,981
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	503,290
600,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	608,782
400,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	404,373

27,470	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2A^	2.30%	05/11/2020	27,454
2,278	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	3.29%	05/11/2020	2,279
63,152	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	3.14%	11/10/2020	63,197
260,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A3^	2.45%	12/10/2021	258,701
450,540	OSCAR U.S. Funding Trust VIII LLC, Series 2018-1A A2B (1 Month LIBOR USD + 0.49%)^	2.98%	04/12/2021	450,936
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	4.40%	07/30/2027	992,944
500,000	OZLM XV, Ltd., Series 2016-15A A2A (3 Month LIBOR USD + 2.10%)^	4.86%	01/20/2029	500,053
500,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	502,797
653,242	Progress Residential Trust, Series 2015-SFR2 A^	2.74%	06/14/2032	649,080
401,884	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	400,693
1,123,891	Progress Residential Trust, Series 2016-SFR2 A (1 Month LIBOR USD + 1.40%)^	3.88%	01/20/2034	1,127,423
500,000	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 2.20%)^	4.68%	01/20/2034	500,973
850,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	849,944
500,000	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	500,697
1,000,000	Regatta Funding L.P., Series 2013-2A BR (3 Month LIBOR USD + 2.90%)^	5.69%	01/15/2029	1,000,702
500,000	Santander Drive Auto Receivables Trust, Series 2017-1 D	3.17%	04/17/2023	500,610
150,000	Santander Drive Auto Receivables Trust, Series 2017-2 D	3.49%	07/17/2023	150,834
325,000	Santander Drive Auto Receivables Trust, Series 2017-3 D	3.20%	11/15/2023	324,805
1,559,516	Seneca Park CLO, Ltd., Series 2014-1A AR (3 Month LIBOR USD + 1.12%)^	3.89%	07/17/2026	1,560,631
31,116	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	30,986
1,000,000	Sound Point CLO VIII, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.86%)^	3.65%	04/15/2027	1,000,022
750,000	Sound Point CLO XIV, Ltd., Series 2016-3A C (3 Month LIBOR USD + 2.65%)^	5.42%	01/23/2029	750,013
206,073	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	217,551
1,405,262	Symphony CLO XIV, Ltd., Series 2014-14A A1R (3 Month LIBOR USD + 1.28%)^	4.08%	07/14/2026	1,405,558
463,801	Tesla Auto Lease Trust, Series 2018-B A^	3.71%	08/20/2021	469,232
2,000,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	3.83%	10/20/2028	2,001,962
99,810	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	99,693
750,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	745,938
1,000,000	Verizon Owner Trust, Series 2017-1A A^	2.06%	09/20/2021	996,976
400,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	398,680
700,000	Verizon Owner Trust, Series 2017-2A A^	1.92%	12/20/2021	696,164
400,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	401,715
750,000	Verizon Owner Trust, Series 2018-A C	3.55%	04/20/2023	761,635
1,000,000	Voya CLO, Ltd., Series 2019 1A C (3 Month LIBOR USD + 2.35%)^	4.99%	04/16/2029	1,002,466
1,500,000	Voya CLO, Ltd., Series 2013-1A A2R (3 Month LIBOR USD + 1.55%)^	4.34%	10/15/2030	1,477,940
234,624	Westgate Resorts LLC, Series 2018-1A B^	3.58%	12/20/2031	234,488
312,831	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	313,968
1,000,000	Westlake Automobile Receivables Trust, Series 2017-1A D^	3.46%	10/17/2022	1,000,873
300,000	Westlake Automobile Receivables Trust, Series 2017-2A D^	3.28%	12/15/2022	300,117
900,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	902,420
1,000,000	Westlake Automobile Receivables Trust, Series 2018-2A D^	4.00%	01/16/2024	1,012,409
500,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	503,748
1,250,000	Westlake Automobile Receivables Trust, Series 2017-1A E^	5.05%	08/15/2024	1,266,536
Total Asset Backed Securities (Cost $90,702,002)				90,718,706

Corporate Bonds & Notes - 31.4%
700,000	AK Steel Corp.	7.50%	07/15/2023	721,210
250,000	AK Steel Corp.	6.38%	10/15/2025	208,750
800,000	Allison Transmission, Inc.^	5.00%	10/01/2024	801,000
1,000,000	American Tower Corp.	2.80%	06/01/2020	999,465
650,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	671,742
500,000	Ball Corp.	5.00%	03/15/2022	520,000
2,000,000	Bank of America Corp. (Fixed until 01/23/2021, 3 Month LIBOR USD + 0.37%)	2.74%	01/23/2022	1,992,837
1,800,000	BWX Technologies, Inc.^	5.38%	07/15/2026	1,836,000
750,000	California Resources Corp.^	8.00%	12/15/2022	590,850
1,000,000	Capital One Financial Corp. (Fixed until 06/01/2020, then 3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	1,015,205
1,000,000	Citigroup, Inc.	2.65%	10/26/2020	997,873
1,220,000	Crown Castle International Corp.	4.88%	04/15/2022	1,286,473
300,000	Dana, Inc.	6.00%	09/15/2023	308,625
3,000,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	2,839,425
1,800,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,667,655
3,000,000	Equinix, Inc.	5.88%	01/15/2026	3,167,850
1,900,000	Exelon Corp.	2.85%	06/15/2020	1,898,300
700,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	682,521
1,100,000	frontdoor, Inc.^	6.75%	08/15/2026	1,127,500
750,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	3.40%	02/23/2023	743,855
1,000,000	Hasbro, Inc.	3.15%	05/15/2021	1,003,703
1,700,000	HCA, Inc.	6.50%	02/15/2020	1,749,779
1,750,000	High Ridge Brands Co.^	8.88%	03/15/2025	708,750
478,000	Hot Topic, Inc.^	9.25%	06/15/2021	479,195
500,000	JC Penney Corp, Inc.	8.13%	10/01/2019	500,000
1,100,000	JC Penney Corp, Inc.^	5.88%	07/01/2023	932,250
1,650,000	KeHE Distributors LLC^	7.63%	08/15/2021	1,641,750
1,610,000	Lamar Media Corp.	5.75%	02/01/2026	1,688,487
460,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	453,100
1,000,000	Martin Marietta Materials, Inc. (3 Month LIBOR USD + 0.50%)	3.13%	12/20/2019	999,039
650,000	Matterhorn Merger Sub LLC^	8.50%	06/01/2026	567,125

68,000	Mercer International, Inc.	7.75%	12/01/2022	70,805
1,500,000	Mercer International, Inc.	6.50%	02/01/2024	1,541,250
1,500,000	Morgan Stanley	2.63%	11/17/2021	1,493,813
1,000,000	Nathan's Famous, Inc.^	6.63%	11/01/2025	976,250
1,026,000	Neenah, Inc.^	5.25%	05/15/2021	1,024,717
1,300,000	NXP BV^	4.13%	06/01/2021	1,328,210
1,465,000	Outfront Media Capital LLC	5.88%	03/15/2025	1,505,287
250,000	Rivers Pittsburgh Borrower L.P.^	6.13%	08/15/2021	250,625
1,780,000	ServiceMaster Co. LLC	7.45%	08/15/2027	1,882,350
650,000	SESI LLC	7.13%	12/15/2021	585,813
850,000	SESI LLC	7.75%	09/15/2024	707,625
1,000,000	Southern California Edison Co.	3.88%	06/01/2021	1,007,372
3,000,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	2,886,825
1,000,000	Steel Dynamics, Inc.	5.25%	04/15/2023	1,020,000
370,000	TechnipFMC PLC	3.45%	10/01/2022	374,099
530,000	Teck Resources, Ltd.^	8.50%	06/01/2024	568,287
550,000	USA Compression Partners L.P.	6.88%	04/01/2026	567,188
2,344,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.61%	03/16/2022	2,380,159
2,575,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	2,511,913
1,000,000	Vulcan Materials Co. (3 Month LIBOR USD + 0.60%)	3.21%	06/15/2020	998,764
1,300,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,307,689
700,000	Western Midstream Operating L.P.	5.38%	06/01/2021	725,846
1,100,000	Zimmer Biomet Holdings, Inc. (3 Month LIBOR USD + 0.75%)	3.38%	03/19/2021	1,096,685
Total Corporate Bonds & Notes (Cost $62,033,229)				61,611,886

Mortgage Backed Securities - 10.0%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	3.83%	09/15/2034	397,343
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY D (1 Month LIBOR USD + 1.70%)^	4.18%	09/15/2034	749,844
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.60%	03/16/2037	397,408
408,884	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	3.38%	11/15/2035	408,433
817,768	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	3.78%	11/15/2035	819,206
1,000,000	CORE Mortgage Trust, Series 2019-CORE D (1 Month LIBOR USD + 1.65%)^	4.15%	12/15/2031	1,001,248
804,123	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	144,846
1,529,688	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	172,529
335,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	323,771
588,883	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	4.69%	02/26/2024	599,146
824,000	FHLMC STACR, Series 2016-HQA3 M2 (1 Month LIBOR USD + 1.35%)	3.84%	03/26/2029	831,546
298,005	FHMS, Series K-J13 A1	2.06%	09/25/2021	296,469
364,476	FHMS, Series K-021 A1	1.60%	01/25/2022	359,114
231,029	FHMS, Series K-J18 A1	2.46%	03/25/2022	230,644
229,526	FHMS, Series K-J16 A1	1.97%	04/25/2022	226,916
50,051	FHMS, Series K-J09 A1	2.02%	04/25/2022	49,782
4,152,541	FHMS, Series K-021 X1#~	1.44%	06/25/2022	162,963
1,992,681	FHMS, Series K-721 X1#~	0.33%	08/25/2022	20,511
2,531,845	FHMS, Series K-023 X1#~	1.26%	08/25/2022	90,478
126,150	FHMS, Series K-J07 A1#	1.53%	09/25/2022	123,912
100,402	FHMS, Series K-J12 A1	2.38%	04/25/2023	100,039
176,899	FHMS, Series K-J14 A1	2.20%	11/25/2023	174,538
10,308,631	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	179,844
704,046	FHMS, Series K-J17 A1	2.40%	10/25/2024	697,204
801,344	FHMS, Series K-055 X1#~	1.37%	03/25/2026	64,189
675,962	FHMS, Series K-058 X1#~	0.93%	08/25/2026	39,008
1,388,740	FHMS, Series K-W03 X1#~	0.85%	06/25/2027	73,099
765,518	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	822,978
983,081	FHMS, Series Q-004 A2H#	3.02%	01/25/2046	982,569
296,351	FNMA, Pool# AB9392	2.50%	05/01/2023	295,195
208,911	FNMA, Pool# 815323 (6 Month LIBOR USD + 1.53%)	4.29%	01/01/2035	215,862
211,225	FNMA, Pool# 813714 (1 Year CMT Rate + 1.94%)	4.57%	01/01/2035	220,598
62,618	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.71%)	4.79%	03/01/2037	65,799
238,528	FNMA, Pool# 915191 (12 Month LIBOR USD + 1.75%)	4.12%	04/01/2037	252,411
404,925	FNMA, Pool# AL6262 (1 Year CMT Rate + 2.38%)	4.77%	04/01/2038	422,287
129,525	FNMA, Pool# 965184 (12 Month LIBOR USD + 1.59%)	4.34%	09/01/2038	134,175
652,955	FNMA, Pool# BM4143	6.00%	07/01/2041	720,508
257,781	FNMA, Pool# 947512 (12 Month LIBOR USD + 1.75%)	4.50%	09/01/2047	270,500
617,161	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	674,574
780,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.67%	11/25/2024	777,017
90,000	FREMF Mortgage Trust, Series 2011-K10 B#^	4.62%	11/25/2049	91,939
217,679	GNMA, Pool# 004527M	5.00%	09/20/2024	236,829
554,379	GNMA REMIC Trust, Series 2014-45 B1#~	0.74%	07/16/2054	22,647
463,048	GNMA REMIC Trust, Series 2014-135 I0#~	0.82%	01/16/2056	23,921
456,198	GNMA REMIC Trust, Series 2015-172 I0#~	0.89%	03/16/2057	26,735
606,273	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	32,517
494,166	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	33,535
632,660	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	47,104
500,000	GSMS, Series 2018-FBLU C (1 Month LIBOR USD + 1.60%)^	4.08%	11/15/2035	499,391

1,250,000	GSMS, Series 2018-FBLU D (1 Month LIBOR USD + 2.00%)^	4.48%	11/15/2035	1,247,264
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.14%	08/17/2034	384,819
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.48%	11/15/2034	273,861
175,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.88%	11/15/2034	174,942
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	1,026,493
500,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	492,864
458,097	Velocity Commercial Capital Loan Trust, Series 2018-2 A#^	4.05%	10/25/2048	465,770
Total Mortgage Backed Securities (Cost $19,414,566)				19,669,134

Municipal Bonds - 3.1%
2,500,000	District of Columbia#	6.75%	08/01/2038	2,500,000
400,000	District of Columbia#	6.75%	08/01/2038	400,000
685,000	Mosaic District Community Development Authority	7.25%	03/01/2036	719,901
640,000	New York Transportation Development Corp.	5.00%	08/01/2026	671,699
225,000	North Texas Tollway Authority	8.91%	02/01/2030	235,593
500,000	Public Finance Authority^	5.00%	09/01/2030	530,600
385,000	Utah Charter School Finance Authority	5.80%	06/15/2038	385,697
450,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	450,877
130,000	Yamhill County Oregon Hospital Authority	3.50%	11/15/2020	129,730
Total Municipal Bonds (Cost $5,903,501)				6,024,097

Shares/ Par Value
Preferred Stocks - 0.4%
16,475	AGNC Investment Corp., Series B, 7.75%			415,994
2,076	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			53,166
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			239,400
Total Preferred Stocks (Cost $711,355)				708,560

Closed-End Funds - 0.2%
17,204	BlackRock MuniYield Michigan Quality Fund			229,846
9,600	Nuveen Massachusetts Quality Municipal Income Fund			120,576
Total Closed-End Funds (Cost $376,993)				350,422

Short-Term Investments- 8.5%
Money Market Funds - 2.9%
5,636,142	First American Government Obligations Fund - Class Z, 2.32%*			5,636,142
U.S. Treasury Bills - 5.6%
3,000,000	United States Treasury Bill			2,995,310
8,000,000	United States Treasury Bill			7,954,708
Total U.S. Treasury Bills				10,950,018
Total Short-Term Investments (Cost $16,585,623)				16,586,160
Total Investments - 99.9% (Cost $195,727,269)				195,668,965
Other Assets in Excess of Liabilities - 0.1%				180,256
NET ASSETS - 100.0%				$195,849,221

#Variable rate security. Rate disclosed is as of March 31, 2019.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~Interest Only Security
*Annualized seven-day yield as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$90,718,706	$-
Corporate Bonds & Notes	$-	$61,611,886	$-
Mortgage Backed Securities	$-	$19,669,134	$-
Municipal Bonds	$-	$6,024,097	$-
Preferred Stocks	$708,560	$-	$-
Closed-End Funds	$350,422	$-	$-
Short-Term Investments	$5,636,142	$10,950,018	$-
Total Investments	$6,695,124	$188,973,841	$-

Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 36.8%
1,345,000	Albemarle Corp.	4.15%	12/01/2024	1,389,795
969,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/2026	983,682
1,490,000	Allison Transmission, Inc.^	4.75%	10/01/2027	1,428,538
1,485,000	American Tower Corp.	3.13%	01/15/2027	1,424,576
1,380,000	Analog Devices, Inc.	3.90%	12/15/2025	1,406,202
1,000,000	AstraZeneca PLC	3.38%	11/16/2025	1,009,800
925,000	AvalonBay Communities, Inc.	4.20%	12/15/2023	974,730
1,610,000	Ball Corp.	4.88%	03/15/2026	1,666,350
1,125,000	Bank of America Corp. (Fixed until 05/17/2021, then 3 Month LIBOR USD + 0.63%)	3.50%	05/17/2022	1,138,530
1,165,000	Boston Properties L.P.	3.65%	02/01/2026	1,173,884
790,000	Children's Hospital Corp.	4.12%	01/01/2047	822,003
950,000	Clorox Co.	3.10%	10/01/2027	936,430
535,000	Core & Main L.P.^	6.13%	08/15/2025	525,798
1,125,000	Digital Realty Trust L.P.	3.95%	07/01/2022	1,154,828
1,935,000	Duke Energy Progress LLC	3.45%	03/15/2029	1,984,741
1,535,000	Ecolab, Inc.	4.35%	12/08/2021	1,602,500
510,000	Edison International	2.95%	03/15/2023	473,815
1,000,000	Equinix, Inc.	5.38%	01/01/2022	1,028,750
890,000	Express Scripts Holding Co.	4.50%	02/25/2026	932,518
1,470,000	Hasbro, Inc.	3.50%	09/15/2027	1,416,214
1,048,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	1,065,640
20,000	Kaiser Foundation Hospitals	3.15%	05/01/2027	20,133
1,335,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,387,838
1,195,000	Kroger Co.	3.70%	08/01/2027	1,176,614
1,355,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	1,334,675
925,000	MidAmerican Energy Co.	3.10%	05/01/2027	930,774
1,920,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	1,939,189
960,000	NXP BV^	4.13%	06/01/2021	980,832
685,000	Regency Centers L.P.	3.75%	06/15/2024	696,424
450,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	433,024
920,000	Toronto-Dominion Bank	1.85%	09/11/2020	910,360
955,000	Trimble, Inc.	4.90%	06/15/2028	976,560
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	914,160
1,360,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,419,420
1,410,000	Verizon Communications, Inc.	3.88%	02/08/2029	1,445,073
1,435,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,443,487
Total Corporate Bonds & Notes (Cost $39,890,750)				40,547,887

Mortgage Backed Securities - 28.6%
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.30%)^	3.73%	12/15/2037	501,766
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.50%)^	3.93%	12/15/2037	501,925
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	3.80%	12/15/2031	750,897
159,246	FHLMC STACR, Series 2014-HQ2 (1 Month LIBOR USD + 2.20%)	4.69%	09/25/2024	162,385
409,906	FHLMC STACR, Series 2015-HQA2 (1 Month LIBOR USD + 2.80%)	5.29%	05/25/2028	418,169
750,000	FHLMC STACR, Series 2016-HQA3 M2 (1 Month LIBOR USD + 1.4%)	3.84%	03/26/2029	756,869
210,514	FHMS, Series K-W01 A1	2.59%	05/25/2025	210,244
595,174	FHMS, Series K-W03 X1#~	0.85%	06/25/2027	31,328
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	299,986
861,207	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	925,850
1,334,397	FHMS, Series K-W07 A1	3.60%	07/25/2028	1,384,798
642,584	FHMS, Series K-W04 A (1 Month LIBOR USD + 0.24%)	2.73%	09/25/2028	640,531
944,999	FHMS, Series Q-008 A (1 Month LIBOR USD + 0.39%)	2.88%	10/25/2045	939,799
1,140,076	FHMS, Series Q-007 APT1#	3.00%	10/25/2047	1,145,874
662,009	FNMA, Pool# AN6116	2.85%	07/01/2027	666,011
500,000	FNMA, Pool# AN6558	2.91%	09/01/2027	499,806
302,801	FNMA, Pool# AS2826	4.00%	07/01/2044	313,647
285,547	FNMA, Pool# AS3724	3.50%	11/01/2044	290,784
257,509	FNMA, Pool# AS5917	3.50%	10/01/2045	262,035
388,994	FNMA, Pool# AS6127	3.50%	11/01/2045	395,791
290,880	FNMA, Pool# AS8808	3.50%	02/01/2047	295,663
987,017	FNMA, Pool# BJ4049	4.00%	05/01/2048	1,023,621
197,739	FNMA, Pool# BJ4050	4.50%	05/01/2048	210,685
197,823	FNMA, Pool# BJ4052	4.50%	05/01/2048	209,064

296,038	FNMA, Pool# BJ4051	4.50%	05/01/2048	314,248
197,968	FNMA, Pool# BK5105	5.50%	05/01/2048	215,595
197,801	FNMA, Pool# BJ4057	4.50%	06/01/2048	207,826
198,259	FNMA, Pool# BK8032	5.50%	06/01/2048	215,911
247,586	FNMA, Pool# BJ4060	4.50%	07/01/2048	263,860
246,500	FNMA, Pool# BJ4062	4.50%	07/01/2048	259,298
247,699	FNMA, Pool# BJ4061	4.50%	07/01/2048	262,857
992,257	FNMA, Pool# BJ4067	4.50%	08/01/2048	1,045,196
459,937	FNMA, Pool# BJ4070	4.00%	09/01/2048	477,015
248,068	FNMA, Pool# BJ4072	4.50%	09/01/2048	263,251
260,023	FNMA, Pool# BJ4073	4.50%	09/01/2048	274,938
236,818	FNMA, Pool# BJ4075	5.00%	09/01/2048	255,758
198,421	FNMA, Pool# BN0202	5.50%	09/01/2048	216,088
496,524	FNMA, Pool# BJ4078	4.50%	10/01/2048	524,924
497,418	FNMA, Pool# BJ4079	5.00%	10/01/2048	533,539
497,808	FNMA, Pool# BJ4082	5.00%	11/01/2048	537,927
299,189	FNMA, Pool# BN4936	5.50%	12/01/2048	323,432
299,439	FNMA, Pool# BN4921	5.50%	01/01/2049	323,703
499,493	FNMA, Pool# BJ4085	4.50%	02/01/2049	530,337
499,516	FNMA, Pool# BJ4086	5.00%	02/01/2049	538,081
300,000	FNMA REMIC Trust, Series 2017-M10 AV2#	2.56%	07/25/2024	298,786
80,000	FNMA REMIC Trust, Series 2017-M2 A2#	2.79%	02/25/2027	79,734
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	832,838
865,000	FNMA REMIC Trust, Series 2017-M15 A2#	2.96%	09/25/2027	869,604
1,366,442	FNMA REMIC Trust, Series 2018-M2 A1#	2.80%	01/25/2028	1,385,694
1,900,000	FNMA REMIC Trust, Series 2018-M2 A2#	2.90%	01/25/2028	1,898,449
1,600,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.33%	06/25/2028	1,649,204
930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.55%	09/25/2028	974,691
1,071,991	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	1,142,059
1,000,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,036,264
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	3.18%	11/15/2034	199,227
100,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.48%	11/15/2034	99,586
610,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.88%	11/15/2034	609,797
Total Mortgage Backed Securities (Cost $30,849,486)				31,497,245

Municipal Bonds - 11.9%
300,000	Atlanta Development Authority	3.57%	12/01/2036	304,101
1,825,000	District of Columbia#	6.75%	08/01/2038	1,825,000
75,000	District of Columbia#	6.75%	08/01/2038	75,000
1,060,000	Grant County Washington Public Utility	5.63%	01/01/2027	1,258,230
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	100,031
850,000	Honolulu, City & County Hawaii	4.00%	09/01/2036	874,717
30,000	Los Angeles California Community College District	6.60%	08/01/2042	43,283
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	443,407
35,000	Maryland Community Development Administration	3.24%	09/01/2048	34,844
110,000	Massachusetts, Commonwealth of	3.28%	06/01/2046	104,574
530,000	Miami-Dade County Florida Aviation	3.98%	10/01/2041	530,991
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	700,961
650,000	Montgomery County Virginia Economic Development Authority	3.95%	06/01/2039	662,448
340,000	New York State Dormitory Authority	4.00%	07/01/2039	348,041
780,000	New York State Environmental Facilities Corp.	2.77%	07/15/2031	754,829
250,000	New York Transportation Development Corp.	5.00%	01/01/2036	287,265
100,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	104,336
475,000	Oregon State University	3.75%	04/01/2049	470,084
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	250,923
20,000	San Diego California Redevelopment Agency Successor Agency	4.00%	09/01/2040	20,366
500,000	San Francisco, City & County of California Community Facilities District No. 2014-1	3.75%	09/01/2037	505,160
595,000	San Francisco, City & County of California Community Facilities District No. 2014-1 B	4.37%	09/01/2049	612,677
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	60,821
480,000	Southern California Public Power Authority	4.31%	07/01/2029	508,075
790,000	Texas A&M University	3.82%	05/15/2047	796,628
355,000	University of California	2.99%	05/15/2026	356,974
850,000	University of Massachusetts Building Authority	5.45%	11/01/2040	1,035,716
25,000	University of North Texas System	3.69%	04/15/2030	25,966
Total Municipal Bonds (Cost $12,782,971)				13,095,448

Asset Backed Securities - 6.3%
500,000	Great American Auto Leasing, Inc., Series 2019-1 B^	3.37%	02/18/2025	505,906
500,000	Great American Auto Leasing, Inc., Series 2019-1 C^	3.54%	02/17/2026	505,761
946,878	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	4.19%	02/25/2044	947,511
250,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	252,022
250,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	250,977
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	503,290
400,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	405,855
250,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	252,733
267,433	Tesla Auto Lease Trust, Series 2018-A A^	2.32%	12/20/2019	267,090
463,801	Tesla Auto Lease Trust, Series 2018-B A^	3.71%	08/20/2021	469,232
825,000	Verizon Owner Trust, Series 2017-1A C^	2.65%	09/20/2021	822,406
1,000,000	Verizon Owner Trust, Series 2017-2A C^	2.38%	12/20/2021	992,239
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	756,930
Total Asset Backed Securities (Cost $6,881,191)				6,931,952

Foreign Government Bonds - 3.2%
705,000	European Investment Bank	2.38%	05/24/2027	699,270
1,000,000	Industrial Bank of Korea (3 Month LIBOR USD + 0.60%)^	3.34%	08/02/2021	1,002,232
1,850,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	3.52%	07/06/2022	1,858,266
Total Foreign Government Bonds (Cost $3,554,399)				3,559,768

U.S. Treasury Notes - 9.0%
9,600,000	United States Treasury Note	2.88%	05/15/2028	9,973,313
Total U.S. Treasury Notes (Cost $9,808,573)				9,973,313

Shares
Short-Term Investments - 3.2%
Money Market Funds - 3.2%
3,475,223	First American Government Obligations Fund - Class Z, 2.32%*			3,475,223
Total Short-Term Investments (Cost $3,475,223)				3,475,223
Total Investments - 99.0% (Cost $107,242,593)				109,080,836
Other Assets in Excess of Liabilities - 1.0%				1,143,636
NET ASSETS - 100.0%				$110,224,472

# Variable rate security. Rate disclosed is as of March 31, 2019.
* Annualized seven-day yield as of March 31, 2019.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of March 31, 2019:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	115	06/28/2019	$13,286,747	$13,320,234	$33,487
U.S. Treasury Long Bond Futures	10	06/19/2019	1,457,861	1,496,563	38,702
U.S. Treasury Ultra Bond Futures	23	06/19/2019	3,723,057	3,864,000	140,943
			$18,467,665	$18,680,797	$213,132
Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of March 31, 2019:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(21)	06/19/2019	$(2,571,744)	$(2,608,594)	$(36,850)
U.S. Treasury 10-Year Ultra Futures	(36)	06/19/2019	(4,764,484)	(4,780,125)	(15,641)
			$(7,336,228)	$(7,388,719)	$(52,491)

There is no variation margin due to or from the Fund as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$40,547,887	$-
Mortgage Backed Securities	$-	$31,497,245	$-
Municipal Bonds	$-	$13,095,448	$-
Asset Backed Securities	$-	$6,931,952	$-
Foreign Government Bonds	$-	$3,559,768	$-
U.S. Treasury Notes	$-	$9,973,313	$-
Short-Term Investments	$3,475,223	$-	$-
Total Investments	$3,475,223	$105,605,613	$-
Future Contracts - Long*	$213,132	$-	$-
Future Contracts - Short*	$(52,491)	$-	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.1%
General Obligation Bonds - 24.9%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,448,701
1,265,000	Anne Arundel County Maryland	5.00%	10/01/2026	1,516,520
1,000,000	Baltimore County Maryland	5.00%	08/01/2030	1,153,140
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	5,569,650
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,143,124
3,145,000	Maryland State	5.00%	08/01/2023	3,596,622
1,945,000	Maryland State	5.00%	08/01/2023	2,163,968
2,400,000	Maryland State	5.00%	08/01/2024	2,813,544
1,400,000	Maryland State	5.00%	08/01/2031	1,734,740
3,000,000	Montgomery County Maryland	5.00%	12/01/2019	3,069,450
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,753,250
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,600,474
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,507,750
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,061,899
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,165,174
				45,298,006
Revenue Bonds - 73.2%
3,480,000	Austin, Texas	7.88%	09/01/2026	3,704,634
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,208,720
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,602,876
520,000	Baltimore, Maryland	5.00%	06/15/2030	581,719
2,255,000	Baltimore, Maryland	5.00%	09/01/2031	2,594,806
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,130,150
670,000	Baltimore, Maryland	5.00%	06/15/2033	739,894
1,150,000	Baltimore, Maryland	5.00%	09/01/2033	1,317,566
2,350,000	Baltimore, Maryland	5.00%	09/01/2039	2,617,594
1,000,000	Denver County Colorado	5.00%	10/01/2032	1,073,290
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,674,697
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,130,250
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,528,437
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,194,349
2,260,000	Frederick County Maryland	5.50%	07/01/2040	2,329,111
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,134,870
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,230,160
5,000,000	Health & Educational Facilities Authority of the State of Missouri#	3.20%	06/01/2020	5,000,000
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,143,720
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,005,950
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,026,968
5,000,000	Maryland Economic Development Corp.	5.00%	06/01/2026	5,351,750
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	751,835
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	433,512
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	927,418
1,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	1,363,323
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,594,185
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,541,950
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,058,950
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,133,197
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,098,268
1,015,000	Maryland State Health & Higher Educational Facilities	4.00%	07/01/2019	1,020,907
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	520,163
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	567,175
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	543,655
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,669,646
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,746,540
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,163,021
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,086,240
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	494,130
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,862,125
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,829,202
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,197,865
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	107,581

1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,226,061
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	321,453
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,201,385
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	281,890
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,413,488
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,218,827
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,096
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,206
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	479,876
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,365,576
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,679,370
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,531,172
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,457,087
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,649,694
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,089,670
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,446,147
2,525,000	Maryland Water Quality Financing Administration	5.00%	03/01/2020	2,604,891
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,289,399
4,000,000	New York Transportation Development Corp.	5.00%	08/01/2026	4,198,120
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,159,560
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,163,040
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,085,360
5,896,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue+	4.87%	07/01/2031	3,495,326
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,110,930
4,335,000	University System of Maryland	5.00%	04/01/2022	4,773,529
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,464,566
				132,954,118
Total Municipal Bonds (Cost $175,637,818)				178,252,124

Shares
Short-Term Investments - 1.0%
Money Market Fund - 1.0%
1,776,152	First American Government Obligations Fund - Class Z, 2.32%*			1,776,152
Total Short-Term Investments (Cost $1,776,152)				1,776,152
Total Investments - 99.1% (Cost $177,413,970)				180,028,276
Other Assets in Excess of Liabilities - 0.9%				1,549,408
NET ASSETS - 100.0%				$181,577,684

# Variable rate security. Rate disclosed is as of March 31, 2019.
* Annualized seven-day yield as of March 31, 2019.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$178,252,124	$-
Short-Term Investments	$1,776,152	$-	$-
Total Investments	$1,776,152	$178,252,124	$-

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 95.1%
General Obligation Bonds - 10.9%
11,425,000	Clark County Nevada	4.00%	12/01/2035	12,526,256
11,000,000	Clark County Nevada	4.00%	12/01/2036	12,010,020
4,775,000	Clark County Nevada School District	5.00%	06/15/2032	5,713,383
1,750,000	Connecticut, State of	4.00%	06/15/2036	1,862,437
1,700,000	Connecticut, State of	4.00%	06/15/2037	1,802,731
2,210,000	Florida, State of	4.00%	06/01/2031	2,502,582
10,000,000	Illinois, State of	5.00%	11/01/2022	10,784,900
10,000,000	Illinois, State of	5.00%	11/01/2021	10,617,100
1,435,000	Lane County Oregon School District No. 19 Springfield+	3.49%	06/15/2032	952,022
1,280,000	Madera California Unified School District+	3.13%	08/01/2029	971,610
6,235,000	Mississippi, State of	4.00%	10/01/2035	6,845,032
1,615,000	Oak Grove California School District+	3.21%	08/01/2031	1,124,541
1,155,000	Oak Grove California School District+	3.03%	08/01/2032	798,475
1,190,000	Oak Grove California School District+	2.90%	08/01/2033	815,079
2,905,000	Oceanside Unified California School District+	4.10%	08/01/2042	1,267,916
1,675,000	Oceanside Unified California School District+	4.11%	08/01/2043	699,279
10,690,000	Palomar Health+	4.10%	08/01/2039	5,050,384
1,365,000	Rosemont, Village of Illinois	5.00%	12/01/2025	1,580,411
5,315,000	Victor Valley California Union High School District+	3.72%	08/01/2035	3,136,700
3,340,000	West Contra Costa California Unified School District	4.00%	08/01/2038	3,608,670
3,060,000	West Contra Costa California Unified School District	4.00%	08/01/2038	3,306,146
				87,975,674
Revenue Bonds - 84.2%
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,378,779
1,500,000	Arlington, Texas	5.00%	02/15/2037	1,773,765
4,500,000	Austin, Texas	7.88%	09/01/2026	4,790,475
15,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	15,981,450
8,450,000	California Health Facilities Financing Authority#	3.31%	11/01/2033	8,450,000
25,835,000	Cedar Rapids, Iowa#	2.60%	08/15/2029	25,835,000
8,300,000	Cedar Rapids, Iowa#	3.35%	08/15/2032	8,300,000
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,365,871
2,615,000	Chattanooga Tennessee Health Educational & Housing Facility Board	5.25%	01/01/2040	2,818,290
6,330,000	Chicago O'Hare International Airport	5.00%	01/01/2033	7,180,625
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,130,280
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,417,377
6,600,000	Colorado Health Facilities Authority	5.50%	07/01/2034	6,663,558
5,965,000	Colorado Health Facilities Authority	5.00%	12/01/2035	6,567,584
5,000,000	Commonwealth Financing Authority	5.00%	06/01/2025	5,822,150
2,095,000	Connecticut Special Tax Revenue	5.00%	08/01/2031	2,355,827
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,478,590
2,500,000	Delaware State Health Facilities Authority	5.00%	06/01/2034	2,881,700
10,040,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.65%)	2.41%	06/01/2027	9,748,037
15,000,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.75%)	2.51%	06/01/2037	13,594,500
5,500,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	6,989,070
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	11,698,458
1,100,000	Denver Colorado Convention Center Hotel Authority	5.00%	12/01/2028	1,255,518
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	2.47%	07/01/2032	8,783,100
15,000,000	District of Columbia#	6.75%	08/01/2037	15,000,000
5,000,000	District of Columbia#	6.75%	08/01/2038	5,000,000
5,175,000	District of Columbia#	6.75%	08/01/2038	5,175,000
1,700,000	Educational Enhancement Funding Corp.	5.00%	06/01/2023	1,898,356
12,095,000	Florida's Turnpike Enterprise	4.00%	07/01/2039	13,014,946
10,000,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2031	11,574,300
2,500,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2032	2,874,150
6,500,000	Grand Forks County North Dakota^	5.00%	09/15/2028	6,470,750
1,000,000	Hamilton County Ohio Convention Facilities Authority	5.00%	12/01/2033	1,108,410
10,000,000	Harris County Texas (3 Month LIBOR USD + 0.67%)	2.47%	08/15/2035	9,050,100
8,500,000	Harris County Texas Cultural Education Facilities Finance Corp.	5.50%	10/01/2039	8,632,855
3,865,000	Harris County Texas Sports Authority+	4.35%	11/15/2034	2,079,099
4,925,000	Hawaii Department of Budget & Finance	6.50%	07/01/2039	4,989,714
1,400,000	Henrico County Virginia Economic Development Authority#	4.35%	08/23/2027	1,400,000
14,925,000	Houston, City of Texas#	3.44%	09/01/2033	14,925,000

5,425,000	Houston, City of Texas#	3.44%	09/01/2033	5,425,000
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,533,384
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,119,580
1,750,000	Indiana Finance Authority	5.00%	09/15/2028	1,948,310
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	2.98%	04/15/2026	3,114,905
10,000,000	Kentucky Asset Liability Commission (3 Month LIBOR USD + 0.55%)	2.38%	11/01/2025	9,717,400
1,250,000	Kentucky Economic Development Finance Authority	5.00%	05/01/2024	1,253,187
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,215,580
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,657,386
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,486,280
10,000,000	Louisiana Public Facilities Authority#	3.34%	09/01/2025	10,000,000
3,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	3,022,320
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,134,850
985,000	Lower Colorado River Texas Authority	5.50%	05/15/2036	989,698
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,872,324
2,015,000	Massachusetts Health & Educational Facilities Authority#	6.64%	07/01/2023	2,005,751
6,100,000	Massachusetts Health & Educational Facilities Authority#	5.06%	07/01/2023	6,100,000
1,300,000	Massachusetts Health & Educational Facilities Authority#	5.75%	07/01/2023	1,300,000
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	150,414
1,495,000	Metropolitan Pier & Exposition Authority+	3.99%	12/15/2033	854,243
10,000,000	Metropolitan Pier & Exposition Authority+	4.04%	06/15/2035	5,323,100
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,260,558
6,000,000	Metropolitan Transportation Authority+	3.62%	11/15/2033	3,729,480
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,077,602
6,135,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	6,740,156
4,700,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	3.54%	08/01/2027	4,700,000
1,450,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	3.59%	08/01/2028	1,450,000
5,000,000	Mission Texas Economic Development Corp.^	4.63%	10/01/2031	5,200,700
25,000,000	Missouri State Environmental Improvement & Energy Resources Authority#	3.33%	09/01/2033	25,000,000
20,000,000	Missouri State Environmental Improvement & Energy Resources Authority#	3.44%	09/01/2033	20,000,000
10,000,000	Missouri State Environmental Improvement & Energy Resources Authority#	3.34%	09/01/2033	10,000,000
15,285,000	Montgomery County Ohio	5.00%	05/01/2039	15,325,658
1,600,000	Mountain House California Public Financing Authority	5.00%	12/01/2027	1,604,208
2,565,000	Mountain House California Public Financing Authority	5.00%	12/01/2032	2,570,899
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	04/01/2029	1,071,540
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	1,157,836
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,872,692
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,348,925
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,088,100
10,410,000	New Jersey Health Care Facilities Financing Authority	5.50%	07/01/2038	10,502,857
10,390,000	New York City Industrial Development Agency#	3.75%	10/01/2029	10,390,000
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,405,637
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	3,041,430
5,000,000	New York Convention Center Development Corp.+	3.78%	11/15/2041	2,202,300
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,644,257
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,946,085
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,163,040
3,765,000	North Carolina Turnpike Authority+	3.84%	01/01/2034	2,304,971
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,719,237
5,000,000	North Texas Tollway Authority	5.25%	01/01/2044	5,012,000
5,950,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	6,207,992
4,575,000	Ohio, State of#	3.45%	09/01/2041	4,506,833
5,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	6,535,057
1,250,000	Palm Beach County Florida Health Facilities Authority	5.00%	12/01/2031	1,387,900
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,123,750
1,535,000	Pennsylvania Economic Development Financing Authority	5.00%	11/01/2027	1,663,173
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,637,000
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	6,740,582
8,350,000	Pinellas County Florida Health Facilities Authority#	3.62%	11/15/2023	8,350,000
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,232,755
3,120,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	3,425,230
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,507,020
1,500,000	Public Finance Authority^	5.00%	09/01/2030	1,591,800
15,000,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.90%	07/01/2033	7,978,950
6,960,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	7,147,781
6,840,000	Selma Alabama Industrial Development Board	6.25%	11/01/2033	7,006,144
2,250,000	St. Louis County Missouri Industrial Development Authority	5.00%	11/15/2041	2,357,213
8,225,000	Syracuse New York Industrial Development Agency#	3.49%	12/01/2029	8,225,000
14,100,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	14,918,928
6,995,000	Texas Municipal Gas Acquisition & Supply Corp. III	5.00%	12/15/2023	7,710,519

2,055,000	Tobacco Settlement Authority	5.25%	06/01/2032	2,173,697
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	12,911,895
10,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	10,676,100
1,045,000	Triborough Bridge & Tunnel Authority+	3.38%	11/15/2031	717,445
9,030,000	TSASC, Inc.	5.00%	06/01/2031	10,374,838
2,405,000	University of Connecticut	5.00%	03/15/2029	2,768,179
4,077,057	Vermont Student Assistance Corp. (3 Month LIBOR USD + 3.00%)	5.60%	12/03/2035	4,261,340
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,400,826
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,245,800
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,056,270
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,911,367
3,655,000	Wayne County Michigan Airport Authority	5.00%	12/01/2038	4,119,075
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,795,440
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,914,695
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	673,517
2,010,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	2,109,797
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	524,582
460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	494,877
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,149,026
				680,738,957
Total Municipal Bonds (Cost $755,510,032)				768,714,631

Shares
Short-Term Investments - 3.3%
Money Market Funds - 3.3%
26,691,049	First American Government Obligations Fund - Class Z, 2.32%*			26,691,049
Total Short-Term Investments (Cost $26,691,049)				26,691,049
Total Investments - 98.4% (Cost $782,201,081)				795,405,680
Other Assets in Excess of Liabilities - 1.6%				13,214,287
NET ASSETS - 100.0%				$808,619,967

# Variable rate security. Rate disclosed is as of March 31, 2019.
* Annualized seven-day yield as of March 31, 2019.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$768,714,631	$-
Short-Term Investments	$26,691,049	$-	$-
Total Investments	$26,691,049	$768,714,631	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 87.7%
54,894	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	55,297
425,243	FHLMC PC, Pool# C4-6100	6.00%	08/01/2029	467,664
118,840	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	129,821
305,578	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	321,611
65,640	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	72,694
235,367	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	247,305
132,047	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	3.95%	05/01/2033	138,506
726,255	FHLMC PC, Pool# C7-9930	5.50%	06/01/2033	798,521
801,908	FHLMC PC, Pool# A1-2929	5.00%	08/01/2033	872,134
181,178	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	200,786
357,453	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	376,613
747,584	FHLMC PC, Pool# A3-0648	5.50%	12/01/2034	807,270
66,068	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	4.17%	05/01/2035	69,189
183,389	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	194,234
95,488	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	103,328
1,329,515	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,362,062
1,008,241	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,053,116
152,066	FHLMC PC, Pool# A3-9555	5.50%	11/01/2035	168,417
434,470	FHLMC PC, Pool# G0-1980	5.00%	12/01/2035	474,525
41,708	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	4.25%	03/01/2036	44,095
609,973	FHLMC PC, Pool# G0-5935	6.00%	03/01/2036	672,476
43,316	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	4.40%	10/01/2036	45,492
359,262	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	395,245
108,522	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	115,770
259,807	FHLMC PC, Pool# A5-6261	5.50%	01/01/2037	287,530
130,497	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	4.56%	02/01/2037	136,149
208,117	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	222,111
122,569	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	130,713
82,819	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	87,891
98,752	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	104,786
181,557	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	193,676
69,506	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	4.61%	06/01/2037	73,159
176,124	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	186,782
99,599	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	105,654
57,299	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	61,190
78,158	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	82,922
236,144	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	250,378
53,767	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	4.65%	10/01/2037	56,364
275,122	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	293,546
87,653	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	92,954
150,221	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	160,307
364,406	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	390,422
245,165	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	277,557
283,940	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	321,453
117,570	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	124,701
165,168	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	178,483
984,309	FHLMC PC, Pool# A8-7915	5.00%	08/01/2039	1,075,030
3,373,341	FHLMC PC, Pool# G0-7058	6.00%	09/01/2039	3,817,021
175,613	FHLMC PC, Pool# G0-7053	5.00%	10/01/2039	191,567
806,125	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	887,893
640,034	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	663,848
956,681	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	1,030,416
2,996,458	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	92,386
2,884,820	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	105,911
52,522	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	56,343
180,016	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	188,814
432,848	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	471,418
457,241	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	510,860
247,304	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	272,199
1,616,755	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	168,672
1,450,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	1,401,397
969,558	FHLMC SCRTT, Series 2017-1 Haʭ	2.75%	01/25/2056	954,664
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	987,987
1,725,656	FHLMC SCRTT, Series 2017-2 Haʭ	2.75%	08/25/2056	1,717,141
499,502	FHLMC WLST, Series 2017-SC02 2A1	3.50%	05/25/2047	500,136
1,008,632	FHMS, Series K-J13 A1	2.06%	09/25/2021	1,003,433
13,855,655	FHMS, Series K-019 X1#~	1.62%	03/25/2022	565,331
1,386,173	FHMS, Series K-J18 A1	2.46%	03/25/2022	1,383,862

1,005,326	FHMS, Series K-J16 A1	1.97%	04/25/2022	993,894
150,154	FHMS, Series K-J09 A1	2.02%	04/25/2022	149,346
12,457,623	FHMS, Series K-021 X1#	1.44%	06/25/2022	488,889
15,902,569	FHMS, Series K-721 X1#~	0.33%	08/25/2022	163,687
452,937	FHMS, Series K-J07 A1	1.53%	09/25/2022	444,904
25,228,929	FHMS, Series K-025 X1#~	0.84%	10/25/2022	643,037
21,757,968	FHMS, Series K-030 X1#~	0.19%	04/25/2023	155,626
216,868	FHMS, Series K-J12 A1	2.38%	04/25/2023	216,085
13,447,891	FHMS, Series K-035 X1#~	0.39%	08/25/2023	199,763
2,398,747	FHMS, Series K-J14 A1	2.20%	11/25/2023	2,366,734
6,110,000	FHMS, Series K-725 A2	3.00%	01/25/2024	6,216,118
30,925,892	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	539,533
4,915,000	FHMS, Series K-726 A2	2.91%	04/25/2024	4,976,994
16,403,508	FHMS, Series K-039 X1#~	0.74%	07/25/2024	533,563
1,955,000	FHMS, Series K-728 A2#	3.06%	08/25/2024	1,995,367
37,178,958	FHMS, Series K-040 X1#~	0.73%	09/25/2024	1,247,451
2,112,137	FHMS, Series K-J17 A1	2.40%	10/25/2024	2,091,612
3,000,000	FHMS, Series K-729 A2	3.14%	10/25/2024	3,068,417
169,737	FHMS, Series K-J20 A1	3.21%	10/25/2024	174,425
7,070,687	FHMS, Series K-055 X1#~	1.37%	03/25/2026	566,371
5,407,698	FHMS, Series K-058 X1#~	0.93%	08/25/2026	312,060
4,062,293	FHMS, Series K-064 X1#~	0.61%	03/25/2027	169,494
4,385,443	FHMS, Series K-W03 X1#~	0.85%	06/25/2027	230,835
4,210,347	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	4,526,377
2,362,496	FHMS, Series Q-008 A (1 Month LIBOR USD + 0.39%)	2.88%	10/25/2045	2,349,497
3,258,212	FHMS, Series Q-004 A2H#	3.02%	01/25/2046	3,256,515
4,940,473	FHMS, Series Q-007 APT1#	3.00%	10/25/2047	4,965,597
47,951	FNMA, Pool# 922791	6.50%	12/01/2021	48,222
57,585	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	4.66%	10/01/2025	57,748
213,787	FNMA, Pool# 344903	5.50%	10/01/2025	232,452
114,349	FNMA, Pool# 356232	6.50%	01/01/2026	126,352
45,836	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	4.65%	05/01/2026	46,252
2,712,597	FNMA, Pool# AN3155	2.49%	11/01/2026	2,672,324
4,202,837	FNMA, Pool# BM3352	2.55%	12/01/2026	4,161,964
1,670,000	FNMA, Pool# AN3727	2.71%	12/01/2026	1,664,658
910,155	FNMA, Pool# AM6988	3.18%	12/01/2026	932,578
781,842	FNMA, Pool# AM7816	3.19%	01/01/2027	804,572
68,388	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	5.26%	01/01/2027	69,819
1,530,000	FNMA, Pool# AM8035	2.66%	03/01/2027	1,513,814
825,084	FNMA, Pool# AN4845	3.45%	03/01/2027	863,237
1,019,221	FNMA, Pool# AN4848	3.45%	03/01/2027	1,062,237
46,210	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	4.13%	04/01/2027	47,008
1,000,000	FNMA, Pool# AN5713	2.97%	06/01/2027	1,006,431
2,870,000	FNMA, Pool# AN6558	2.91%	09/01/2027	2,868,884
47,887	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	4.55%	11/01/2027	48,350
2,000,000	FNMA, Pool# AN7384	2.88%	12/01/2027	1,989,760
1,921,000	FNMA, Pool# AN7963	3.10%	12/01/2027	1,933,039
1,044,647	FNMA, Pool# AN0504	3.36%	12/01/2027	1,074,446
1,120,000	FNMA, Pool# AN1710	2.87%	05/01/2028	1,113,817
1,192,085	FNMA, Pool# 257203	5.00%	05/01/2028	1,259,912
2,436,747	FNMA, Pool# AM3724	3.08%	06/01/2028	2,471,651
2,000,000	FNMA, Pool# AN2738	2.39%	09/01/2028	1,931,387
850,599	FNMA, Pool# 957502	3.98%	07/01/2029	885,742
50,127	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	4.60%	11/01/2029	50,904
1,375,997	FNMA, Pool# AM8082	2.92%	02/01/2030	1,373,990
43,028	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	4.52%	09/01/2030	43,894
56,827	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	4.71%	02/01/2031	57,598
205,320	FNMA, Pool# AL0898	5.00%	02/01/2031	217,228
42,712	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	4.36%	07/01/2031	43,108
61,464	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	4.85%	08/01/2031	63,510
41,537	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	4.79%	09/01/2031	41,866
24,913	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	4.15%	03/01/2032	25,415
33,671	FNMA, Pool# 628837	6.50%	03/01/2032	37,214
43,857	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	4.15%	04/01/2032	45,370
44,286	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	4.55%	09/01/2032	44,681
48,278	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	4.27%	11/01/2032	48,604
32,375	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	5.01%	03/01/2033	32,373
213,064	FNMA, Pool# 688002	5.50%	03/01/2033	238,944
527,206	FNMA, Pool# 687887	5.50%	03/01/2033	591,163
505,756	FNMA, Pool# 702427	5.50%	04/01/2033	561,951
95,705	FNMA, Pool# 711206	5.50%	05/01/2033	102,211
307,776	FNMA, Pool# 711501	5.50%	05/01/2033	330,956
827,384	FNMA, Pool# 555458	5.50%	05/01/2033	928,137
36,026	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.54%)	4.27%	07/01/2033	37,147

45,996	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	4.02%	11/01/2033	46,456
41,133	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	4.71%	11/01/2033	43,280
30,108	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.78%	12/01/2033	31,284
398,994	FNMA, Pool# 725017	5.50%	12/01/2033	447,703
30,884	FNMA, Pool# 754767	6.50%	12/01/2033	34,117
381,341	FNMA, Pool# 725599	5.50%	01/01/2034	427,896
683,843	FNMA, Pool# 759331	5.50%	01/01/2034	767,425
1,230,337	FNMA, Pool# 763673	5.50%	01/01/2034	1,379,507
33,433	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	4.40%	02/01/2034	34,430
114,118	FNMA, Pool# 774969 (1 Year CMT Rate + 2.23%)	4.11%	04/01/2034	117,861
622,075	FNMA, Pool# 763545	5.50%	04/01/2034	698,117
128,492	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	4.46%	07/01/2034	131,137
31,551	FNMA, Pool# 789060 (12 Month LIBOR USD + 1.75%)	4.50%	07/01/2034	33,108
480,600	FNMA, Pool# 725690	6.00%	08/01/2034	530,368
384,949	FNMA, Pool# 801034	5.50%	11/01/2034	425,753
394,585	FNMA, Pool# AD0163	6.00%	11/01/2034	435,333
515,687	FNMA, Pool# AM7615	3.63%	12/01/2034	539,916
113,499	FNMA, Pool# 735230	5.50%	02/01/2035	124,919
37,434	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	4.61%	03/01/2035	38,988
90,013	FNMA, Pool# 889829	5.00%	07/01/2035	97,199
46,222	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	4.56%	08/01/2035	48,537
131,582	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	4.29%	09/01/2035	138,244
144,312	FNMA, Pool# 842006	4.25%	10/01/2035	149,413
49,897	FNMA, Pool# 836335 (1 Year CMT Rate + 2.23%)	4.60%	10/01/2035	50,237
58,894	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	4.64%	10/01/2035	59,252
1,662,956	FNMA, Pool# AL3596	5.00%	10/01/2035	1,811,555
41,404	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	4.60%	11/01/2035	43,536
283,493	FNMA, Pool# 850232	4.25%	12/01/2035	293,751
14,478	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	4.66%	03/01/2036	14,915
63,719	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	5.21%	03/01/2036	68,209
57,071	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.75%)	4.46%	04/01/2036	59,771
69,555	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	4.11%	05/01/2036	71,954
48,411	FNMA, Pool# 745626 (1 Year CMT Rate + 2.10%)	4.27%	05/01/2036	50,200
18,510	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.68%)	4.39%	06/01/2036	19,401
29,571	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.80%)	4.55%	07/01/2036	31,219
487,502	FNMA, Pool# 896838	5.45%	07/01/2036	518,661
552,445	FNMA, Pool# 995026	6.00%	09/01/2036	609,615
169,810	FNMA, Pool# 745818	6.50%	09/01/2036	190,518
170,739	FNMA, Pool# 894270 (1 Year CMT Rate + 2.50%)	5.00%	10/01/2036	172,573
673,096	FNMA, Pool# 960606	5.50%	10/01/2036	747,133
503,133	FNMA, Pool# 903242	6.00%	10/01/2036	554,977
4,863	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	4.86%	11/01/2036	4,953
85,024	FNMA, Pool# 902770	5.38%	11/01/2036	90,540
99,810	FNMA, Pool# 745959	5.50%	11/01/2036	109,736
122,782	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	4.37%	01/01/2037	125,391
249,235	FNMA, Pool# 900852	6.00%	01/01/2037	273,766
32,808	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.71%)	4.79%	03/01/2037	34,475
46,076	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.56%)	4.60%	04/01/2037	49,160
280,310	FNMA, Pool# 995148	5.50%	04/01/2037	308,656
70,007	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	4.26%	05/01/2037	73,288
129,356	FNMA, Pool# 888418	5.50%	05/01/2037	144,981
94,273	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.09%)	3.95%	08/01/2037	96,087
162,342	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	4.45%	08/01/2037	161,912
63,706	FNMA, Pool# 953988	5.38%	08/01/2037	65,035
136,153	FNMA, Pool# 995024	5.50%	08/01/2037	149,480
63,518	FNMA, Pool# 946403 (1 Year CMT Rate + 2.32%)	4.44%	09/01/2037	63,680
60,809	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	4.56%	09/01/2037	64,338
163,587	FNMA, Pool# 955233	6.50%	12/01/2037	186,089
806,297	FNMA, Pool# AD0555	5.50%	02/01/2038	887,448
64,982	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.24%)	4.11%	04/01/2038	66,705
16,439	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	4.47%	05/01/2038	17,333
177,352	FNMA, Pool# AL1543	5.50%	12/01/2038	195,197
473,629	FNMA, Pool# AD0100	7.00%	12/01/2038	548,882
114,190	FNMA, Pool# 930507	6.50%	02/01/2039	130,269
3,409,652	FNMA, Pool# AS2249	4.00%	04/01/2039	3,537,997
406,804	FNMA, Pool# AD0427	5.50%	10/01/2039	451,709
2,556,476	FNMA, Pool# AC3666	5.50%	10/01/2039	2,860,494
2,367,601	FNMA, Pool# AD3507	5.00%	04/01/2040	2,560,430
535,485	FNMA, Pool# AD0941	5.50%	04/01/2040	596,286
630,768	FNMA, Pool# 467095	5.90%	01/01/2041	731,370
653,904	FNMA, Pool# AH8447	5.50%	04/01/2041	702,155
3,047,124	FNMA, Pool# BM4143	6.00%	07/01/2041	3,362,370
4,802,150	FNMA, Pool# BM3797	6.00%	07/01/2041	5,298,643
280,736	FNMA, Pool# AL2903	5.50%	09/01/2041	314,618

717,012	FNMA, Pool# 469130	4.87%	10/01/2041	790,820
825,042	FNMA, Pool# BC1738	4.50%	09/01/2043	871,979
764,872	FNMA, Pool# AS1429	4.00%	12/01/2043	791,968
605,075	FNMA, Pool# AV7739	4.00%	01/01/2044	632,767
1,745,996	FNMA, Pool# BC1737	4.00%	01/01/2044	1,811,707
701,429	FNMA, Pool# AW6485	4.00%	06/01/2044	727,488
949,269	FNMA, Pool# AY0382	4.00%	11/01/2044	974,438
730,007	FNMA, Pool# AW9534	4.00%	03/01/2045	762,220
902,968	FNMA, Pool# AZ4154	4.00%	06/01/2045	940,335
3,188,896	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,299,193
1,373,823	FNMA, Pool# BA3674	4.50%	10/01/2045	1,450,204
1,365,048	FNMA, Pool# BA5587	4.00%	01/01/2046	1,421,552
1,046,854	FNMA, Pool# BC1231	4.00%	02/01/2046	1,090,189
709,047	FNMA, Pool# BC6366	4.50%	02/01/2046	754,818
638,506	FNMA, Pool# BD1241	4.50%	05/01/2046	672,054
1,587,836	FNMA, Pool# BD5189	4.50%	07/01/2046	1,675,735
902,514	FNMA, Pool# BD8599	4.50%	11/01/2046	964,969
1,053,387	FNMA, Pool# BD3999	4.50%	05/01/2047	1,103,032
1,102,778	FNMA, Pool# BD4009	4.00%	07/01/2047	1,165,186
1,059,315	FNMA, Pool# BD4010	4.00%	07/01/2047	1,114,940
797,737	FNMA, Pool# BD4041	4.00%	11/01/2047	833,468
1,172,098	FNMA, Pool# BH7686	4.50%	12/01/2047	1,227,036
1,477,227	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,559,044
916,940	FNMA, Pool# BJ4035	4.50%	02/01/2048	965,487
987,126	FNMA, Pool# AN8989	4.07%	04/01/2048	1,036,843
682,362	FNMA, Pool# BJ4050	4.50%	05/01/2048	727,038
1,048,689	FNMA, Pool# BJ4051	4.50%	05/01/2048	1,113,195
683,192	FNMA, Pool# BJ4052	4.50%	05/01/2048	722,012
970,832	FNMA, Pool# BK5105	5.50%	05/01/2048	1,057,270
1,266,327	FNMA, Pool# BJ4057	4.50%	06/01/2048	1,330,509
702,173	FNMA, Pool# BK8032	5.50%	06/01/2048	764,692
743,758	FNMA, Pool# BJ4060	4.50%	07/01/2048	792,647
960,695	FNMA, Pool# BJ4061	4.50%	07/01/2048	1,019,485
829,468	FNMA, Pool# BJ4062	4.50%	07/01/2048	872,531
1,592,967	FNMA, Pool# BJ4067	4.50%	08/01/2048	1,677,955
632,355	FNMA, Pool# BN0202	5.50%	09/01/2048	688,660
747,778	FNMA, Pool# BN4936	5.50%	12/01/2048	808,369
431,030	FNMA, Pool# BN4921	5.50%	01/01/2049	465,957
29,448	FNMA REMIC Trust, Series 1990-116	9.00%	10/25/2020	30,393
45,477	FNMA REMIC Trust, Series 1991-136	7.50%	10/25/2021	47,109
1,803,774	FNMA REMIC Trust, Series 2017-M5 FA1 (1 Month LIBOR USD + 0.67%)	3.15%	04/25/2024	1,803,944
695,649	FNMA REMIC Trust, Series 2015-M3	2.30%	10/25/2024	690,381
407,320	FNMA REMIC Trust, Series 2015-M17	2.52%	11/25/2025	407,050
258,319	FNMA REMIC Trust, Series 2015-M6 A1#	2.94%	01/25/2026	260,402
122,697	FNMA REMIC Trust, Series 1996-23	6.50%	07/25/2026	135,382
2,553,000	FNMA REMIC Trust, Series 2017-M7 A2#	2.96%	02/25/2027	2,562,108
1,498,124	FNMA REMIC Trust, Series 2017-T1	2.90%	06/25/2027	1,487,602
1,705,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	1,708,771
2,362,359	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	180,711
1,821,923	FNMA REMIC Trust, Series 2018-M2 A1#	2.80%	01/25/2028	1,847,593
168,973	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	14,529
1,625,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.33%	06/25/2028	1,674,974
938,487	FNMA REMIC Trust, Series 2016-M10	2.10%	07/25/2028	909,469
2,717,731	FNMA REMIC Trust, Series 2018-M3 A1#	2.99%	02/25/2030	2,749,946
1,968,221	FNMA REMIC Trust, Series 2018-M12	3.55%	08/25/2030	2,061,990
3,854,182	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	4,106,100
2,205,199	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	225,483
6,478,746	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	408,497
285,777	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	304,972
916,595	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	1,006,447
647,810	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	719,989
2,904,153	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	3,251,922
594,904	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	658,255
76,241	FNMA REMIC Trust, Series 2012-30	3.00%	08/25/2036	76,138
958,722	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,062,728
603,939	FNMA REMIC Trust, Series 2010-43 HJ	5.50%	05/25/2040	670,927
2,468,643	FNMA REMIC Trust, Series 2012-65	5.00%	07/25/2040	2,698,298
371,985	FNMA REMIC Trust, Series 2012-10 (1 Month LIBOR USD + 0.55%)	3.04%	02/25/2042	374,820
1,315,250	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	173,506
11,382	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	11,798
3,961	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	4,201
23,765	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	25,066
13,227	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	13,824
15,432	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	16,392

1,021,814	FNMA REMIC Trust, Series 2015-40~	4.50%	03/25/2045	228,123
35,779	GNMA, Pool# 004295M	6.00%	10/20/2023	36,246
292,212	GNMA, Pool# 783374X	5.50%	04/15/2024	305,799
362,971	GNMA, Pool# 728160X	5.25%	11/15/2024	380,671
450,297	GNMA, Pool# 623145X	5.50%	10/15/2028	486,901
459,794	GNMA, Pool# 589694X	4.50%	08/15/2029	482,729
133,529	GNMA, Pool# 728157X	3.75%	11/15/2029	137,876
448,018	GNMA, Pool# 770225C	4.25%	08/20/2031	469,635
598,908	GNMA, Pool# 003160M	6.00%	11/20/2031	662,179
1,176,951	GNMA, Pool# 604389X	5.00%	06/15/2033	1,261,901
1,055,715	GNMA, Pool# 615958X	5.00%	09/15/2033	1,133,901
846,415	GNMA, Pool# 003489M	6.00%	12/20/2033	956,856
531,596	GNMA, Pool# 781746X	5.00%	05/15/2034	570,971
633,606	GNMA, Pool# 781815X	5.00%	10/15/2034	680,412
460,969	GNMA, Pool# 782173M	5.50%	05/20/2035	505,374
782,915	GNMA, Pool# AC3663X	2.49%	06/15/2035	739,624
253,784	GNMA, Pool# 784315X	6.00%	06/15/2036	273,534
399,767	GNMA, Pool# 770226C	4.75%	09/20/2036	420,258
98,732	GNMA, Pool# 706295C	5.10%	12/20/2038	103,488
4,131,096	GNMA, Pool# 367090X	4.50%	07/15/2041	4,376,688
794,059	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	58,801
117,500	GNMA REMIC Trust, Series 2003-94 AB	4.00%	04/16/2033	118,640
400,709	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	438,639
1,801,053	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	1,939,450
157,823	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	173,426
850,275	GNMA REMIC Trust, Series 2012-52 WA#	6.15%	04/20/2038	962,551
1,197,810	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	1,324,392
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	577,238
551,090	GNMA REMIC Trust, Series 2016-112 AW#	7.13%	12/20/2040	634,839
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	721,349
481,089	GNMA REMIC Trust, Series 2011-121 FA (1 Month LIBOR USD + 0.40%)	2.88%	03/16/2043	480,349
725,000	GNMA REMIC Trust, Series 2012-44 B	2.95%	08/16/2043	720,385
4,398,956	GNMA REMIC Trust, Series 2014-135 I0#~	0.82%	01/16/2056	227,253
4,333,879	GNMA REMIC Trust, Series 2015-172 I0#~	0.89%	03/16/2057	253,983
5,904,403	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	316,676
4,838,873	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	328,374
6,010,271	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	447,491
2,500,000	GSMS, Series 2018-FBLU D (1 Month LIBOR USD + 2.00%)^	4.48%	11/15/2035	2,494,527
550,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.88%	11/15/2034	549,817
1,016,757	Small Business Administration Pools (PRIME + 0.57%)	6.07%	05/25/2026	1,069,903
1,122,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,105,986
Total Mortgage Backed Securities (Cost $247,355,941)				250,465,024

Asset Backed Securities - 6.3%
375,587	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	372,745
1,500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 2.00%)^	4.76%	04/20/2027	1,501,242
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A CR (3 Month LIBOR USD + 2.25%)^	5.01%	04/27/2027	1,934,519
1,500,000	DT Auto Owner Trust, Series 2017-3A E^	5.60%	08/15/2024	1,549,648
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.93%	12/19/2036	601,575
600,000	Invitation Homes Trust, Series 2018-SFR2 C (1 Month LIBOR USD + 1.28%)^	3.76%	06/18/2037	597,012
1,000,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.52%	07/25/2029	1,001,221
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	5.87%	07/25/2026	750,075
700,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	705,661
500,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	502,796
650,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	652,541
500,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	501,962
725,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	729,770
950,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	960,386
10,854	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	3.29%	05/11/2020	10,859
189,456	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	3.14%	11/10/2020	189,591
1,030,000	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 2.20%)^	4.68%	01/20/2034	1,032,004
320,049	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	318,710
500,000	Symphony CLO XIV, Ltd., Series 2014-14A D2 (3 Month LIBOR USD + 3.60%)^	6.40%	07/14/2026	500,097
703,871	Westgate Resorts LLC, Series 2018-1A B^	3.58%	12/20/2031	703,465
938,494	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	941,904
2,000,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	2,014,992
Total Asset Backed Securities (Cost $18,068,046)				18,072,775

Municipal Bonds - 2.6%
2,700,000	District of Columbia#	6.75%	08/01/2038	2,700,000
1,150,000	District of Columbia#	6.75%	08/01/2038	1,150,000
450,000	Landis Sewage Authority#	5.21%	09/19/2019	450,000
2,940,000	Mosaic District Community Development Authority	7.25%	03/01/2036	3,089,793
Total Municipal Bonds (Cost $7,125,305)				7,389,793

Corporate Bonds & Notes - 0.3%
500,000	Capital One Financial Corp. (Fixed until 06/01/2020, then 3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	507,602
500,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	481,138
Total Corporate Bonds & Notes (Cost $969,988)				988,740

Shares
Preferred Stocks - 0.5%
28,655	AGNC Investment Corp., Series B, 7.75%			723,539
2,768	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			70,888
25,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			598,500
Total Preferred Stocks (Cost $1,404,686)				1,392,927

Short-Term Investments- 2.1%
Money Market Funds - 2.1%
5,893,049	First American Government Obligations Fund - Class Z, 2.32%*			5,893,049
Total Short-Term Investments (Cost $5,893,049)				5,893,049
Total Investments - 99.5% (Cost $280,817,015)				284,202,308
Other Assets in Excess of Liabilities - 0.5%				1,537,010
NET ASSETS - 100.0%				$285,739,318

# Variable rate security. Rate disclosed is as of March 31, 2019.
ʭ Step bond; the interest rate shown is the rate in effect as of March 31, 2019.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of March 31, 2019.

Futures Contracts - Long
The Brown Advisory Mortgage Securities Fund had the following open long futures contracts as of March 31, 2019:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	75	06/28/2019	$15,994,096	$15,982,031	$(12,065)
U.S. Treasury 5-Year Note Futures	110	06/28/2019	12,769,966	12,741,094	(28,872)
U.S. Treasury Long Bond Futures	110	06/19/2019	16,036,468	16,462,188	425,720
U.S. Treasury Ultra Bond Futures	35	06/19/2019	5,665,522	5,880,000	214,478
			$50,466,052	$51,065,313	$599,261
Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of March 31, 2019:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(50)	6/19/2019	$(6,123,199)	$(6,210,938)	$(87,739)
			$(6,123,199)	$(6,210,938)	$(87,739)

There is no variation margin due to or from the Fund as of March 31, 2019.

Brown Advisory Mortgage Securities Fund
Schedule of Securities Sold Short
March 31, 2019

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - (6.3)%
17,500,000	FNMA, 4.0%, Due TBA May	4.00%	05/15/2049	(17,985,498)
Total Mortgage Backed Securities (Proceeds $17,994,922)				$(17,985,498)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$250,465,024	$-
Asset Backed Securities	$-	$18,072,775	$-
Municipal Bonds	$-	$7,389,793	$-
Corporate Bonds & Notes	$-	$988,740	$-
Preferred Stocks	$1,392,927	$-	$-
Short-Term Investments	$5,893,049	$-	$-
Total Investments	$7,285,976	$276,916,332	$-
Futures Contracts - Long*	$599,261	$-	$-
Futures Contracts - Short*	$(87,739)	$-	$-
Mortgage Backed Securities - Short	$-	$(17,985,498)	$-
* Unrealized Appreciation (Depreciation)

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.4%
Austria - 0.4%
88,691	Porr AG	1,983,196
Belgium - 2.3%
130,182	UCB S.A.	11,182,991
Denmark - 2.5%
21,791	ALK-Abello A/S*	3,608,829
84,505	DSV A/S	6,992,982
191,117	Spar Nord Bank A/S	1,675,447
		12,277,258
Finland - 1.5%
145,268	Kone OYJ	7,337,259
France - 14.2%
105,981	Capgemini SE	12,859,992
527,831	Elior Group S.A.	7,067,767
727,415	Elis S.A.	11,696,830
233,713	Legrand S.A.	15,647,164
20,585	LVMH Moet Hennessy Louis Vuitton SE	7,582,186
63,911	Pernod Ricard S.A.	11,475,959
14,834	Virbac S.A.*	2,432,785
		68,762,683
Germany - 11.9%
36,279	Adidas AG	8,823,870
81,917	Beiersdorf AG	8,528,071
130,857	Brenntag AG	6,727,809
38,773	Knorr-Bremse AG*	3,857,105
107,892	Merck KGaA	12,318,193
150,372	Siemens Healthineers AG	6,278,108
227,267	United Internet AG	8,310,280
36,897	Washtec AG	2,817,029
		57,660,465
Ireland - 0.5%
53,023	Kingspan Group PLC	2,443,393
Italy - 0.4%
20,445	DiaSorin S.p.A.	2,062,123
Netherlands - 11.5%
31,803	ASML Holding NV	5,977,393
162,113	Heineken NV	17,134,457
872,465	ING Groep NV	10,571,968
172,100	QIAGEN NV*	6,985,940
216,156	Unilever NV	12,602,262
35,943	Wolters Kluwer NV	2,448,781
		55,720,801
Portugal - 1.6%
533,183	Jeronimo Martins SGPS S.A.	7,872,677
Spain - 1.6%
166,267	Almirall S.A.	2,839,096
106,473	Laboratorios Farmaceuticos Rovi S.A.	2,239,437
45,084	Viscofan S.A.	2,822,003
		7,900,536
Sweden - 11.9%
635,050	Alfa Laval AB	14,594,092
576,207	Assa Abloy AB	12,435,891
315,455	Atlas Copco AB	8,486,066
651,737	Cloetta AB	1,684,624
1,420,901	Epiroc AB*	14,350,610
390,594	Trelleborg AB	6,055,151
		57,606,434

Switzerland - 12.7%
216	BELIMO Holding AG	1,079,578
146,444	Cie Financiere Richemont S.A.	10,683,577
23,772	Geberit AG	9,722,517
4,835	INFICON Holding AG	2,694,540
339,078	Julius Baer Group, Ltd.	13,716,449
47,086	Kuehne & Nagel International AG	6,460,477
1,327,429	UBS Group AG	16,106,425
10,515	Vifor Pharma AG	1,423,003
		61,886,566
United Kingdom - 23.4%
421,232	Beazley PLC	2,826,716
243,201	Bunzl PLC	8,027,149
603,934	Compass Group PLC	14,209,680
130,984	Diploma PLC	2,490,468
1,457,269	Electrocomponents PLC	10,672,407
81,877	Halma PLC	1,785,087
451,736	IMI PLC	5,641,569
711,483	Prudential PLC	14,262,090
248,265	Reckitt Benckiser Group PLC	20,661,372
1,691,396	Rentokil Initial PLC	7,791,093
124,082	Rotork PLC	457,533
843,754	Smith & Nephew PLC	16,756,240
324,371	Smiths Group PLC	6,069,913
18,672	Spirax-Sarco Engineering PLC	1,749,917
		113,401,234
Total Common Stocks (Cost $408,076,876)		468,097,616

Preferred Stocks - 0.6%
Germany - 0.6%
72,934	Fuchs Petrolub SE	3,010,712
Total Preferred Stocks (Cost $3,032,748)		3,010,712

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
10,193,913	First American Government Obligations Fund - Class Z, 2.32%#	10,193,913
Total Short-Term Investments (Cost $10,193,913)		10,193,913
Total Investments - 99.1% (Cost $421,303,537)		481,302,241
Other Assets in Excess of Liabilities - 0.9%		4,261,223
NET ASSETS - 100.0%		$485,563,464

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks:
Austria	$-	$1,983,196	$-
Belgium	$-	$11,182,991	$-
Denmark	$-	$12,277,258	$-
Finland	$-	$7,337,259	$-
France	$2,432,785	$66,329,898	$-
Germany	$-	$57,660,465	$-
Ireland	$-	$2,443,393	$-
Italy	$-	$2,062,123	$-
Netherlands	$-	$55,720,801	$-
Portugal	$-	$7,872,677	$-
Spain	$2,239,437	$5,661,099	$-
Sweden	$-	$57,606,434	$-
Switzerland	$-	$61,886,566	$-
United Kingdom	$-	$113,401,234	$-
Preferred Stocks	$-	$3,010,712	$-
Short-Term Investments	$10,193,913	$-	$-
Total Investments	$14,866,135	$466,436,106	$-

Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.8%
Australia - 0.6%
166,226	Treasury Wine Estates, Ltd.	1,764,525
China - 33.7%
27,076	51job, Inc. ADR*	2,108,679
698,000	AIA Group, Ltd.	6,979,840
54,188	Alibaba Group Holding, Ltd. ADR*	9,886,601
169,600	ASM Pacific Technology, Ltd.	1,895,102
25,358	Baidu, Inc. ADR*	4,180,266
6,897,000	Bank of China, Ltd.	3,134,482
10,390	BeiGene, Ltd. ADR*	1,371,480
358,500	BOC Hong Kong Holdings, Ltd.	1,487,749
1,066,000	Brilliance China Automotive Holdings, Ltd.	1,058,886
9,658,000	China Construction Bank Corp.	8,290,124
176,449	China International Travel Service Corp., Ltd.	1,839,917
646,000	China Mengniu Dairy Co., Ltd.*	2,404,292
229,000	China Mobile, Ltd.	2,336,792
2,822,000	China Resources Power Holdings Co., Ltd.	4,244,271
3,371,811	Dongfeng Motor Group Co., Ltd.	3,382,658
151,500	ENN Energy Holdings, Ltd.	1,466,347
398,694	Henderson Land Development Co., Ltd	2,537,429
6,978,955	Huadian Power International Corp., Ltd.	2,875,290
1,985,000	Industrial & Commercial Bank of China, Ltd.	1,457,753
326,100	Inner Mongolia Yili Industrial Group Co., Ltd.	1,408,497
12,800	Kweichow Moutai Co., Ltd.	1,623,436
4,108,000	Lenovo Group, Ltd.	3,706,427
730,000	Longfor Group Holdings, Ltd.	2,574,803
1,087,200	MGM China Holdings, Ltd.	2,279,909
203,300	Midea Group Co., Ltd.	1,473,626
23,780	New Oriental Education & Technology Group, Inc. ADR*	2,142,340
388,500	Ping An Insurance Group Co. of China, Ltd.	4,373,818
229,400	Tencent Holdings, Ltd.	10,549,601
121,000	Wuliangye Yibin Co., Ltd.	1,708,222
73,100	WuXi AppTec Co., Ltd.*	889,777
		95,668,414
Czech Republic - 1.0%
118,140	CEZ A/S	2,776,277
Hungary - 0.5%
34,081	OTP Bank	1,502,490
India - 9.8%
49,967	Bajaj Auto, Ltd.	2,099,010
125,467	Cyient, Ltd.	1,177,465
148,199	Escorts, Ltd.	1,702,856
145,251	Godrej Consumer Products, Ltd.	1,438,777
165,225	Godrej Properties, Ltd.*	1,940,108
67,620	HDFC Bank, Ltd.	2,268,920
102,477	Housing Development Finance Corp., Ltd.	2,910,648
372,810	ICICI Bank, Ltd.	2,153,695

72,760	IndusInd Bank, Ltd.	1,869,461
65,225	Kotak Mahindra Bank, Ltd.	1,256,732
489,127	L&T Finance Holdings, Ltd.	1,076,106
1,413,641	NTPC, Ltd.	2,746,739
279,381	Oberoi Realty, Ltd.	2,130,963
1,101,351	Punjab National Bank*	1,519,789
332,477	State Bank of India*	1,537,738
		27,829,007
Indonesia - 0.9%
1,336,100	Bank Central Asia Tbk PT	2,607,244
Malaysia - 1.6%
1,364,700	CIMB Group Holdings Bhd	1,724,524
3,518,400	Genting Malaysia Bhd	2,763,672
		4,488,196
Philippines - 0.6%
631,740	Universal Robina Corp.	1,828,017
Russia - 4.3%
46,189	LUKOIL PJSC ADR	4,141,549
179,311	MMC Norilsk Nickel PJSC ADR	3,788,904
666,596	Rosneft Oil Co. PJSC GDR	4,189,754
		12,120,207
Singapore - 3.4%
162,000	DBS Group Holdings, Ltd.	3,024,034
131,000	Venture Corp., Ltd.	1,740,497
1,994,108	Wilmar International, Ltd.	4,875,856
		9,640,387
South Africa - 1.5%
133,189	Sasol, Ltd.	4,152,912
South Korea - 13.6%
42,860	DB Insurance Co., Ltd.	2,594,029
58,790	Hana Financial Group, Inc.	1,887,627
3,675	Hugel, Inc.*	1,224,909
45,613	Hyundai Heavy Industries Co., Ltd.*	4,792,082
54,770	KB Financial Group, Inc.	2,026,610
7,605	LG Electronics, Inc.	504,266
2,158	LG Household & Health Care, Ltd.	2,696,730
2,161	NCSoft Corp.	944,757
21,088	POSCO	4,708,947
299,575	Samsung Electronics Co., Ltd.	11,816,116
70,730	Shinhan Financial Group Co., Ltd.	2,626,361
40,440	SK Hynix, Inc.	2,651,502
		38,473,936
Taiwan - 9.4%
272,000	Catcher Technology Co., Ltd.	2,101,265
347,000	Chroma ATE, Inc.	1,656,001
3,194,000	Compal Electronics, Inc.	1,987,680
1,114,000	Hon Hai Precision Industry Co., Ltd.	2,662,365
1,375,406	Lite-On Technology Corp.	2,004,760
210,000	Realtek Semiconductor Corp.	1,244,334
56,000	Silergy Corp.	838,850
1,505,750	Taiwan Semiconductor Manufacturing Co., Ltd.	12,059,641
909,000	Uni-President Enterprises Corp.	2,208,853
		26,763,749
Thailand - 2.5%
359,400	Bangkok Bank PCL NVDR	2,347,141
693,000	CP ALL PCL	1,633,006
743,200	Siam Commercial Bank PCL NVDR	3,091,878
		7,072,025

Turkey - 0.8%
1,941,621	Akbank T.A.S.*	2,210,790
United Arab Emirates - 1.2%
1,287,041	Abu Dhabi Commercial Bank PJSC	3,325,100
United Kingdom - 2.0%
163,372	Antofagasta PLC	2,055,503
455,871	Standard Chartered PLC	3,514,029
		5,569,532
United States - 2.4%
55,891	Cognizant Technology Solutions Corp.	4,049,303
276,737	Flex, Ltd.*	2,767,370
		6,816,673
Total Common Stocks (Cost $246,406,483)		254,609,481

Preferred Stocks - 2.6%
Brazil - 1.5%
1,217,896	Cia Energetica de Minas Gerais	4,292,583
South Korea - 1.1%
52,573	Hyundai Motor Co.	3,209,129
Total Preferred Stocks (Cost $7,848,811)		7,501,712

Exchange Traded Funds - 1.2%
United States - 1.2%
46,758	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	3,305,323
Total Exchange Traded Funds (Cost $3,256,844)		3,305,323

Short-Term Investments - 8.3%
Money Market Funds - 8.3%
23,668,972	First American Government Obligations Fund - Class Z, 2.32%#	23,668,972
Total Short-Term Investments (Cost $23,668,972)		23,668,972
Total Investments - 101.9% (Cost $281,181,110)		289,085,488
Liabilities in Excess of Other Assets - (1.9)%		(5,410,011)
NET ASSETS - 100.0%		$283,675,477

* Non-Income Producing
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
# Variable rate security. Rate disclosed is as of March 31, 2019.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks:
Australia	$-	$1,764,525	$-
China	$20,579,143	$75,089,271	$-
Czech Republic	$-	$2,776,277	$-
Hungary	$-	$1,502,490	$-
India	$-	$27,829,007	$-
Indonesia	$-	$2,607,244	$-
Malaysia	$-	$4,488,196	$-
Philippines	$-	$1,828,017	$-
Russia	$-	$12,120,207	$-
Singapore	$-	$9,640,387	$-
South Africa	$-	$4,152,912	$-
South Korea	$2,594,029	$35,879,907	$-
Taiwan	$-	$26,763,749	$-
Thailand	$-	$7,072,025	$-
Turkey	$-	$2,210,790	$-
United Arab Emirates	$-	$3,325,100	$-
United Kingdom	$-	$5,569,532	$-
United States	$6,816,673	$-	$-
Preferred Stocks:
Brazil	$4,292,583	$-	$-
South Korea	$-	$3,209,129	$-
Exchange Traded Funds	$3,305,323	$-	$-
Short-Term Investments	$23,668,972	$-	$-
Total Investments	$61,256,723	$227,828,765	$-

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.7%
Communication Services - 15.9%
281,910	Comcast Corp.	11,270,762
172,267	Omnicom Group, Inc.	12,573,768
272,620	Verizon Communications, Inc.	16,120,021
		39,964,551
Consumer Discretionary - 6.5%
7,320	AutoZone, Inc.*	7,496,558
253,314	Harley-Davidson, Inc.	9,033,178
		16,529,736
Consumer Staples - 11.3%
176,350	Campbell Soup Co.	6,724,226
188,056	Kellogg Co.	10,790,653
89,030	Kimberly-Clark Corp.	11,030,817
		28,545,696
Energy - 2.7%
231,810	Halliburton Co.	6,792,033
Financials - 15.6%
126,620	American Express Co.	13,839,566
82,340	Ameriprise Financial, Inc.	10,547,754
15,290	BlackRock, Inc.	6,534,487
48,510	JPMorgan Chase & Co.	4,910,667
69,790	Wells Fargo & Co.	3,372,253
		39,204,727
Health Care - 11.2%
152,371	AmerisourceBergen Corp.	12,116,541
52,610	Amgen, Inc.	9,994,848
20,050	Eli Lilly & Co.	2,601,688
41,580	Merck & Co., Inc.	3,458,209
		28,171,286
Industrials - 14.4%
53,630	Cummins, Inc.	8,466,568
135,499	Flowserve Corp.	6,116,425
79,380	Ingersoll-Rand PLC	8,569,071
76,360	Parker-Hannifin Corp.	13,104,903
		36,256,967
Information Technology - 17.6%
196,857	Amdocs, Ltd.	10,651,932
96,100	KLA-Tencor Corp.	11,475,301
249,790	Oracle Corp.	13,416,220
386,530	Symantec Corp.	8,886,325
		44,429,778
Materials - 2.5%
74,720	LyondellBasell Industries NV	6,282,458
Total Common Stocks (Cost $237,050,726)		246,177,232

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
7,806,193	First American Government Obligations Fund - Class Z, 2.32%#	7,806,193
Total Short-Term Investments (Cost $7,806,193)		7,806,193
Total Investments - 100.8% (Cost $244,856,919)		253,983,425
Liabilities in Excess of Other Assets - (0.8)%		(2,056,022)
NET ASSETS - 100.0%		$251,927,403

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Common Stocks	$246,177,232	$-	$-
Short-Term Investments	$7,806,193	$-	$-
Total Investments	$253,983,425	$-	$-